UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

Investor Class (BCHYX)	August 31, 2026

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Investor Class returned 6.11% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.11%	0.14%	2.03%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,639,758,139
Management Fees (dollars paid during the reporting period)	$6,226,303
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	696

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075201

ANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

I Class (BCHIX)	August 31, 2026

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.29%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund I Class returned 6.21% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	6.21%	0.34%	2.23%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,639,758,139
Management Fees (dollars paid during the reporting period)	$6,226,303
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	696

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075789

ANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

Y Class (ACYHX)	August 31, 2026

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.26%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund Y Class returned 6.25% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.25%	0.37%	2.74%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	2.21%	—
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,639,758,139
Management Fees (dollars paid during the reporting period)	$6,226,303
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	696

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075771

ANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

A Class (CAYAX)	August 31, 2026

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$76	0.74%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund A Class returned 5.85% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.85%	-0.11%	1.78%
A Class - with sales charge	1.09%	-1.03%	1.31%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,639,758,139
Management Fees (dollars paid during the reporting period)	$6,226,303
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	696

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075888

ANNUAL SHAREHOLDER REPORT
California High-Yield Municipal Fund

C Class (CAYCX)	August 31, 2026

This annual shareholder report contains important information about California High-Yield Municipal Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$153	1.49%

What were the key factors that affected the fund’s performance?
California High-Yield Municipal Fund C Class returned 5.06% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds. High-yield munis outperformed investment-grade munis, which aided fund performance, given the fund’s high-yield overweight versus the index.
•	Sector allocation drove performance, mostly due to an overweight position versus the index in corporate munis and underweight exposure to industrial development revenue/pollution control revenue bonds. An overweight to the special tax and charter school sectors also lifted performance.
•	Security selection also broadly contributed to results. Our choices in the hospital, workforce housing and corporate muni sectors were top contributors. These securities more than offset negative selection effects in the tobacco and multifamily housing sectors.
•	Our overall yield curve strategy lifted results. Positive effects from yield curve positioning and roll-down more than offset negative effects from our longer-than-index duration.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.06%	-0.86%	1.02%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Municipal Bond California 50% Investment Grade/50% High Yield	4.12%	0.12%	2.27%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,639,758,139
Management Fees (dollars paid during the reporting period)	$6,226,303
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	696

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Affiliated Funds	0.5%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075805

ANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

Investor Class (BCITX)	August 31, 2026

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.46%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Investor Class returned 3.41% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	3.41%	0.62%	1.57%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,262,278,028
Management Fees (dollars paid during the reporting period)	$6,672,818
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,055

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075508

ANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

I Class (BCTIX)	August 31, 2026

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.26%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund I Class returned 3.52% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	3.52%	0.81%	1.77%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,262,278,028
Management Fees (dollars paid during the reporting period)	$6,672,818
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,055

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075839

ANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

Y Class (ACYTX)	August 31, 2026

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$23	0.23%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund Y Class returned 3.55% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	3.55%	0.84%	2.16%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	2.21%	—
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	2.00%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,262,278,028
Management Fees (dollars paid during the reporting period)	$6,672,818
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,055

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075763

ANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

A Class (BCIAX)	August 31, 2026

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$72	0.71%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund A Class returned 3.05% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	3.05%	0.36%	1.31%
A Class - with sales charge	-1.58%	-0.56%	0.85%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,262,278,028
Management Fees (dollars paid during the reporting period)	$6,672,818
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,055

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075821

ANNUAL SHAREHOLDER REPORT
California Intermediate-Term Tax-Free Bond Fund

C Class (BCIYX)	August 31, 2026

This annual shareholder report contains important information about California Intermediate-Term Tax-Free Bond Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$148	1.46%

What were the key factors that affected the fund’s performance?
California Intermediate-Term Tax-Free Bond Fund C Class returned 2.38% for the reporting period ended August 31, 2026.
The fund seeks safety of principal and high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P Intermediate Term California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Our sector weightings contributed to performance. Out-of-index positions in the hospital, corporate muni and energy prepay sectors drove results.
•	Security selection aided performance, largely due to choices in the local general obligation and special tax sectors. These results more than offset negative selection effects among private universities.
•	Overall, yield curve effects boosted performance. Our duration strategy detracted from results, but positive effects from yield curve positioning and roll-down more than offset duration’s influence.

Cumulative Performance (based on an initial $10,000 investment)
August 31, 2016 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	2.38%	-0.38%	0.57%
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	0.57%	1.85%
Performance Index
S&P Intermediate Term California AMT-Free Municipal Bond	2.78%	0.90%	1.69%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,262,278,028
Management Fees (dollars paid during the reporting period)	$6,672,818
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,055

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	101.4%
Affiliated Funds	0.4%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities	(2.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075813

ANNUAL SHAREHOLDER REPORT
California Tax-Free Money Market Fund

Investor Class (BCTXX)	August 31, 2026

This annual shareholder report contains important information about California Tax-Free Money Market Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.49%

Fund Statistics
Net Assets	$110,301,484
Management Fees (dollars paid during the reporting period)	$540,452
Total Number of Portfolio Holdings	67
7-Day Current Yield - Investor Class	1.74%
7-Day Effective Yield - Investor Class	1.76%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25075300

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$57,960
FY 2026:	$57,960

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

August 31, 2026

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)
California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)
California Tax-Free Money Market Fund
Investor Class (BCTXX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - California High-Yield Municipal Fund

AUGUST 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.2%
Alabama — 0.2%
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 8.125%, 6/1/36(1)	$3,750,000	$3,699,240
California — 95.1%
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/48	750,000	750,460
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/53	1,175,000	1,157,500
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AG)	12,000,000	7,064,086
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,702,598
Alameda County Fire Department GO, 5.25%, 6/1/55	2,500,000	2,644,365
Antelope Valley Healthcare District Rev., (Antelope Valley Healthcare District Obligated Group), 5.00%, 3/1/46	5,000,000	4,522,307
Bay Area Toll Authority Rev., 4.125%, 4/1/54	3,750,000	3,464,167
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: Barclays Bank PLC)	740,000	740,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: Bank of America N.A.)	1,775,000	1,775,000
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No 93-1 Area No. 8C), 5.00%, 9/1/43	1,605,000	1,616,401
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/45	1,510,000	1,321,032
Beaumont Special Tax, (City of Beaumont CA Community Facilities District No. 93-1 Improvement Area 8F), 4.00%, 9/1/50	1,500,000	1,260,483
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 4.375%, 7/1/56 (AG)	1,750,000	1,666,879
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	11,980,000	12,716,578
California Community Choice Financing Authority Rev., 5.00%, 10/1/34 (GA: Bank of Montreal)	8,155,000	8,621,981
California Community Choice Financing Authority Rev., 5.00%, 7/1/35 (GA: Alphabet, Inc.)	3,975,000	4,265,362
California Community Choice Financing Authority Rev., 5.25%, 2/1/36 (GA: Realty Income Corp.)	15,000,000	15,942,336
California Community Choice Financing Authority Rev., 5.00%, 3/1/36 (GA: Nomura Holdings, Inc.)	8,020,000	8,242,375
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,102,191
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	2,600,000	2,707,476
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	7,475,000	7,833,352
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	2,305,000	2,474,103
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,483,033
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	5,005,000	5,353,360
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	8,670,000	9,125,588
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	6,365,000	6,605,137
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	1,135,000	1,176,847
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,445,000	5,818,025
California Community Choice Financing Authority Rev., VRN, 5.00%, 4/1/56 (GA: Morgan Stanley)	4,000,000	4,211,205
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	8,650,000	9,114,869
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,221,864
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,514,027
California Community Housing Agency Rev., (California Community Housing Agency Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,060,000	2,604,315
California Community Housing Agency Rev., (California Community Housing Agency Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	2,640,000	2,407,467
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	5,160,845
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	750,000	665,064
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(2)	4,865,000	815,325
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/44	1,275,000	1,352,803
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/45	1,150,000	1,213,949
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/55	4,000,000	4,160,294

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/55	$4,000,000	$4,079,032
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/40(1)	500,000	494,170
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/50(1)	500,000	465,178
California Enterprise Development Authority Rev., (Academy For Academic Excellence CA), 5.00%, 7/1/55(1)	350,000	318,332
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/56	5,000,000	4,940,019
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/49	2,800,000	2,863,990
California Enterprise Development Authority Rev., (Castilleja School Foundation), 4.00%, 6/1/54	2,500,000	2,217,436
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/45	1,000,000	995,128
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(1)	1,315,000	1,311,579
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/54(1)	2,500,000	2,328,738
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/64(1)	2,000,000	1,823,408
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	5,000,000	4,662,863
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/30, Prerefunded at 100% of Par(3)	330,000	344,597
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/49	9,380,000	8,406,138
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/54	4,750,000	4,813,839
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/36	350,000	396,716
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/37	630,000	710,824
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/38	610,000	681,602
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/39	500,000	552,621
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/40	1,000,000	1,096,742
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/41	1,250,000	1,360,855
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/43	5,000,000	5,216,057
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	950,000	987,404
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.25%, 8/15/54	5,000,000	5,263,926
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 4.50%, 11/15/51	7,000,000	6,768,791
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/56	3,500,000	3,541,236
California Housing Finance Agency Rev., 4.25%, 1/15/35	2,736,275	2,790,771
California Housing Finance Agency Rev., 3.50%, 11/20/35	14,646,695	13,953,832
California Housing Finance Agency Rev., 4.65%, 2/1/56 (FHA INS)	5,000,000	4,929,208
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	4,770,293
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	3,330,000	3,201,094
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	10,004,617
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,541,218
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	8,655,000	5,495,925
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/49	1,500,000	1,520,346
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/50	5,000,000	5,178,554
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	2,335,000	2,292,945
California Municipal Finance Authority Rev., 4.00%, 12/1/43	1,000,000	937,542
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	1,800,000	1,770,224
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	467,271
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,698,084
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	775,000	784,216
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(1)	4,000,000	3,905,588
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	8,325,000	8,047,972
California Municipal Finance Authority Rev., (California Baptist University), 5.625%, 11/1/54(1)	1,000,000	998,058

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	$1,000,000	$895,828
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/54	1,800,000	1,766,406
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	6,000,000	6,159,582
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,115,737
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51 (BAM-TCRS)	5,505,000	5,522,944
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	6,700,000	6,625,550
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	955,004
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	3,145,000	3,016,028
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	3,755,000	3,524,936
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/50	6,535,000	5,171,457
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	5,125,000	4,860,318
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.75%, 12/1/55	1,000,000	1,030,402
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,686,937
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	100,000	100,011
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,357,169
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	5,300,000	4,908,702
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	5,245,000	5,344,879
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.25%, 9/1/55	1,875,000	1,864,456
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.375%, 6/1/56	1,955,000	1,869,309
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,497,747
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,064,423
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/44	1,000,000	1,024,660
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.25%, 10/1/45	1,120,000	1,145,649
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,310,972
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	2,250,000	2,286,149
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,175,000	2,102,889
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,468,374
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,843,331
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,702,822
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.50%, 9/1/56	1,200,000	1,269,927
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	1,165,000	1,190,140
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/49	1,300,000	1,304,776
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/54	1,540,000	1,526,181
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,128,308
California Municipal Finance Authority Rev., (SAC Health System), 6.00%, 9/1/56	825,000	896,659
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,080,268
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44 (FNMA)	5,000,000	5,102,830
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,339,444
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 4.65%, 5/1/30	390,000	397,004
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.00%, 5/1/34(1)	250,000	257,006
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.50%, 5/1/44(1)	350,000	353,317
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	1,095,000	1,093,157
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.875%, 5/1/59(1)	1,200,000	1,203,456
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	2,600,000	2,613,354
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	6,290,000	5,853,645
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)	3,930,000	3,823,143
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)(4)(5)	8,450,000	5,070,000
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,453,572
California Municipal Finance Authority Rev., VRN, 4.34%, 11/20/40	2,939,518	2,841,066
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	2,942,414	2,647,611

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Special Tax, 5.00%, 9/1/39	$1,290,000	$1,302,639
California Municipal Finance Authority Special Tax, 5.00%, 9/1/44	2,140,000	2,151,593
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/51	625,000	604,322
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/56	850,000	804,426
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/43	1,000,000	907,305
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/50	1,500,000	1,273,306
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.75%, 9/1/53	1,850,000	1,912,111
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.125%, 9/1/54	1,000,000	995,404
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.00%, 9/1/40	525,000	526,236
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	500,000	504,624
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/50	925,000	932,632
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.375%, 9/1/55	2,855,000	2,856,385
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 6.00%, 9/1/52	1,700,000	1,762,381
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/49	1,250,000	1,233,800
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/54	2,750,000	2,686,720
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.00%, 9/1/54	800,000	770,128
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-11 Area A), 5.125%, 9/1/59	1,250,000	1,221,528
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 4.125%, 9/1/34	480,000	474,429
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/39	750,000	758,836
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area 2), 5.00%, 9/1/44	1,210,000	1,217,350
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/50	1,000,000	987,780
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/55	1,100,000	1,070,751
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2025-9 Area 1), 5.375%, 9/1/55	5,000,000	5,002,426
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,007,883
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/50	1,000,000	987,780
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Community Facilities District No. 2021-13), 5.00%, 9/1/55	1,250,000	1,211,293
California Municipal Finance Authority Special Tax, (City of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/57	5,000,000	4,921,502
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/50	765,000	764,564
California Municipal Finance Authority Special Tax, (City of Hesperia CA Community Facilities District No. 2023-11 Area No. 1), 5.125%, 9/1/55	1,000,000	986,159
California Municipal Finance Authority SEQ, Series A-1, Class A1, 4.05%, 7/20/41	4,978,462	4,716,516
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(1)	2,500,000	2,531,235
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,429,897
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/54	2,000,000	1,976,556

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	$1,160,000	$1,176,831
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,450,893
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,250,000	1,124,798
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,260,000	1,108,675
California School Finance Authority Rev., 5.00%, 6/1/37(1)	475,000	475,047
California School Finance Authority Rev., 5.00%, 6/1/47(1)	875,000	810,545
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	3,982,629
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	4,862,640
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/49(1)	1,000,000	972,556
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/45(1)	1,100,000	1,040,667
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,013,736
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,533,096
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	70,000	68,945
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,781,324
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	982,229
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,892,211
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)(5)(8)	970,000	582,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)(4)(5)	1,500,000	900,000
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)(4)(5)	1,500,000	900,000
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	600,000	602,895
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	421,020
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,888,996
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,704,815
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/64(1)	2,040,000	1,779,279
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,132,153
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	504,972
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,315,163
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,370,636
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,659,880
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37 (ST INTERCEPT)(1)	1,050,000	1,052,802
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47 (ST INTERCEPT)(1)	2,425,000	2,425,509
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,184,040
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,622,129
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	1,942,511
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	1,025,000	1,028,639
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	1,075,000	1,037,381
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	900,836
California School Finance Authority Rev., (Larchmont Schools), 6.25%, 6/1/65(1)	1,350,000	1,391,887
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,251,295
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,169,018
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	564,411
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	701,234
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	4,999,902
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,587,675
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,585,045
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	853,889
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,000,041
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	359,209
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	1,979,717
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,020,400

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(1)(3)	$525,000	$533,375
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,178,598
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/40 (ST INTERCEPT)(1)	545,000	542,384
California School Finance Authority Rev., (Value Schools), 5.25%, 7/1/48 (ST INTERCEPT)(1)	700,000	693,838
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,623,128
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	929,745
California State University Rev., 5.50%, 11/1/49	6,025,000	6,519,700
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,786,029
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	1,075,000	1,066,042
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,103,885
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.00%, 9/2/35(1)	110,000	111,239
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.00%, 9/2/40(1)	265,000	264,531
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.125%, 9/2/48(1)	585,000	579,406
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.25%, 9/2/61(1)	1,725,000	1,702,848
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,251,818
California Statewide Communities Development Authority Rev., (CORE 700 Hotel Venture LLC), 6.25%, 9/2/61(1)	2,500,000	2,540,605
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	5,000,000	4,704,786
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AG)	500,000	500,530
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,342,811
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,460,560
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,410,773
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,374,713
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,003,428
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,158,458
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,001,036
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,701,699
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,910,019
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,605,686
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(1)	14,750,000	14,757,353
California Statewide Communities Development Authority Rev., (Maison 613 LLC), 5.00%, 9/2/45(1)	340,000	335,441
California Statewide Communities Development Authority Rev., (Maison 613 LLC), 5.20%, 9/2/51(1)	650,000	636,710
California Statewide Communities Development Authority Rev., (Maison 613 LLC), 5.30%, 9/2/62(1)	1,370,000	1,335,339
California Statewide Communities Development Authority Rev., (Maison 613 LLC), 6.625%, 9/2/62(1)	3,100,000	3,121,070
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	6,500,000	6,018,481
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/43	7,500,000	7,589,602
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,310,389
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	787,441

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.50%, 9/1/42	$1,000,000	$1,031,559
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 3), 5.625%, 9/1/52	3,000,000	3,079,212
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 4.00%, 9/1/34	245,000	238,050
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/45	1,800,000	1,809,373
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2020-2 Impt Area 4), 5.00%, 9/1/55	2,380,000	2,295,956
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/49	1,500,000	1,488,591
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist No. 2020-2 Impt Area 3), 5.00%, 9/1/49	375,000	373,157
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.50%, 9/1/53	1,700,000	1,738,386
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/39	1,000,000	1,011,069
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.00%, 9/1/49	2,095,000	2,062,273
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,225,000	4,261,796
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017), 5.00%, 9/1/48	5,000,000	5,010,544
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/39	1,370,000	1,384,770
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 5.00%, 9/1/48	1,750,000	1,752,701
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018), 4.00%, 9/1/50	1,200,000	995,405
California Statewide Communities Development Authority Special Tax, (California Stwd Communities Development Auth Cmnty Facs Dist No. 20-02 Impt Area 5), 5.00%, 9/1/46	540,000	534,865
California Statewide Communities Development Authority Special Tax, (California Stwd Communities Development Auth Cmnty Facs Dist No. 20-02 Impt Area 5), 5.00%, 9/1/51	865,000	836,381
California Statewide Communities Development Authority Special Tax, (California Stwd Communities Development Auth Cmnty Facs Dist No. 20-02 Impt Area 5), 5.00%, 9/1/56	1,180,000	1,120,100
California Statewide Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/46(2)	20,000,000	5,208,208
Central Valley Energy Authority Rev., 5.00%, 8/1/34 (GA: Goldman Sachs Group, Inc.)	2,200,000	2,293,553
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,280,046
Chabot-Las Positas Community College District GO, 5.00%, 8/1/48	2,400,000	2,540,744
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	4,350,000	4,608,690
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No 2003-3 Improvement Area No. 11), 5.00%, 9/1/50	1,000,000	985,056
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No 2003-3 Improvement Area No. 11), 5.00%, 9/1/55	1,375,000	1,334,423
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/49	680,000	674,828
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/54	740,000	724,045
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/43	3,160,000	3,174,661
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/45	1,325,000	1,168,079
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 5.00%, 9/1/48	2,500,000	2,504,329
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 7), 4.00%, 9/1/50	2,500,000	2,125,254
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/47	1,615,000	1,655,870

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 9), 5.375%, 9/1/52	$2,000,000	$2,028,278
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	850,715
Citrus Community College District GO, 5.00%, 8/1/44	3,590,000	3,847,222
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/35	300,000	287,085
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/42	600,000	526,198
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/50	1,450,000	1,209,718
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, (City & County of San Francisco Community Facilities District No. 2016-1 Area 1), 4.00%, 9/1/51	2,500,000	2,011,518
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Office Special Tax), 5.75%, 9/1/53(1)	1,800,000	1,849,801
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Shoreline Tax Zone 1), 5.75%, 9/1/53(1)	1,500,000	1,541,501
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,391,340
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/55(1)	2,250,000	2,091,508
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,772,009
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/49	1,600,000	1,579,264
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No 2018-1 Improvement Area No. 2), 5.00%, 9/1/54	1,600,000	1,553,953
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,747,486
Corona-Norco Unified School District Special Tax, (Corona-Norco Unified School District Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,439,895
County of El Dorado Special Tax, (El County Dorado Community Facs District No. 2024-1, Special Tax Rev.), 5.00%, 9/1/51(6)	750,000	740,618
County of El Dorado Special Tax, (El County Dorado Community Facs District No. 2024-1, Special Tax Rev.), 5.00%, 9/1/56(6)	1,125,000	1,095,771
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	9,635,000	6,852,284
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,000,000	2,186,509
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	9,789,854
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 4.00%, 2/1/57(1)	4,000,000	2,953,246
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	6,324,455
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	3,000,000	2,263,568
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	14,345,000	9,740,951
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,000,000	729,143
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	4,810,000	4,106,954
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(1)	1,395,000	1,245,416
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Renaissance at City Center), 5.00%, 7/1/51(1)	11,610,000	10,822,119
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	1,925,000	1,611,049
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,217,490

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	$2,500,000	$508,646
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/45	1,000,000	894,052
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/46	300,000	301,251
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/48	1,400,000	1,360,336
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/53	1,600,000	1,544,354
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/54	1,000,000	966,926
Downey Unified School District GO, 4.00%, 8/1/57	3,500,000	3,091,491
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/47	2,630,000	2,713,477
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.50%, 9/1/51	3,040,000	3,103,925
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	1,250,000	1,267,648
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/37	1,150,000	1,159,589
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 1), 5.00%, 9/1/47	2,840,000	2,843,744
Dublin Community Facilities District Improvement Area No. 1 Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 2), 5.00%, 9/1/44	2,200,000	2,214,156
East Bay Municipal Utility District Wastewaters Rev., 5.00%, 6/1/56	2,800,000	2,924,760
East Garrison Public Finance Authority Special Tax, (East Garrison Public Finance Authority East Garrison Cmnty Facs Dist No. 2006-1), 5.00%, 9/1/46	1,150,000	1,149,924
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/54	565,000	552,818
El Dorado County Special Tax, (County of El Dorado CA Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,042,598
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	686,852
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(2)	1,335,000	1,261,928
Escondido Special Tax, (City of Escondido CA Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,631,565
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2019-1 Area No. 1), 5.00%, 9/1/50	3,250,000	3,205,855
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/44	1,065,000	1,073,573
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/49	1,250,000	1,243,857
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/44	1,140,000	1,147,335
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,330,285
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/33	530,000	541,049
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,701,111
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,267,495
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,305,093
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/50	2,285,000	1,950,954
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Improvement Area No. 4), 5.00%, 9/1/44	1,000,000	1,008,049
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/49	1,000,000	992,394
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/54	1,400,000	1,371,849
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,393,640
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,600,000	1,459,233

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	$7,611,000	$7,014,339
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	2,974,641
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,200,000	2,545,839
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,494,292
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	1,992,598
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,238,304
Fresno Unified School District GO, 4.00%, 8/1/55	2,500,000	2,219,060
Glendale Electric Rev., 5.00%, 2/1/49	2,000,000	2,036,088
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	2,000,000	1,947,222
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	68,750,000	6,431,824
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	995,000	958,099
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	7,725,000	6,940,308
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	7,328,797
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	3,400,000	3,034,045
Independent Cities Finance Authority Rev., (Millennium Housing LLC CA), 5.00%, 9/15/50	2,000,000	1,983,716
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,000,627
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,500,941
Indio Electric Financing Authority Rev., (Imperial Irrigation District Electric System), 5.25%, 1/1/53	3,000,000	3,100,379
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,120,358
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8), 5.00%, 9/1/48	2,500,000	2,550,000
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 4.25%, 5/1/53	5,000,000	4,723,457
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 11 Area B), 4.00%, 9/1/47	1,000,000	870,505
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/38	1,000,000	1,008,082
Jurupa Unified School District Special Tax, (Jurupa Unified School District Community Facilities District No. 6 Zone 2), 5.00%, 9/1/43	1,255,000	1,254,381
La Canada Unified School District GO, 6.00%, 8/1/50	3,400,000	3,835,279
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2015-4), 5.00%, 9/1/46	475,000	479,931
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2015-4), 5.00%, 9/1/55	1,300,000	1,280,788
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43 (LOC: U.S. Treasury)	2,470,000	2,519,400
Lake Elsinore Unified School District Community Facilities District Special Tax, (Lake Elsinore Unified School District Community Facilities District No. 2013-1), 4.00%, 9/1/47	900,000	789,846
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.125%, 9/1/50	2,000,000	2,005,183
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/51	1,310,000	1,270,208
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.25%, 9/1/55	3,000,000	3,032,559
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/56	2,375,000	2,254,439
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,321,266
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,531,767
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 1), 5.00%, 9/1/43	4,730,000	4,751,050
Lincoln Special Tax, (City of Lincoln CA Community Facilities District No. 2005-1), 5.00%, 9/1/50	1,125,000	1,087,059
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,150,000	1,267,774
Long Beach Marina System Rev., 5.00%, 5/15/36	2,410,000	2,640,041
Long Beach Marina System Rev., 5.00%, 5/15/37	2,505,000	2,722,057
Long Beach Marina System Rev., 5.00%, 5/15/38	2,780,000	2,996,555
Long Beach Marina System Rev., 5.00%, 5/15/39	1,110,000	1,187,219
Los Altos Elementary School District GO, 4.125%, 8/1/49	2,005,000	1,918,494

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/52	$1,000,000	$994,454
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	2,525,000	2,502,405
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/56(6)	3,000,000	3,010,945
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	2,350,000	2,534,421
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/56(6)	2,500,000	2,587,735
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	3,000,000	3,132,370
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,440,000	6,726,241
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	1,425,000	1,570,923
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/34	675,000	744,831
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/35	1,000,000	1,101,973
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/46 (BAM)	2,000,000	2,072,660
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	2,500,000	2,523,189
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	1,992,614	1,973,614
Los Angeles Unified School District GO, 5.00%, 7/1/49	4,000,000	4,139,400
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	2,260,000	2,226,437
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	115,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	101,430
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	102,098
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	251,736
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/39	820,000	835,109
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	1,000,000	1,007,391
Menifee Special Tax, (City of Menifee Community Facilities District No. 2022-3 Improvement Area No.), 5.00%, 9/1/51	2,000,000	1,969,445
Menifee Special Tax, (City of Menifee Community Facilities District No. 2022-3 Improvement Area No.), 5.00%, 9/1/56	2,665,000	2,583,940
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/44(2)	1,750,000	749,249
Menifee Union School District GO, Capital Appreciation, 0.00%, 8/1/45(2)	1,200,000	486,307
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 4), 5.00%, 9/1/44	1,245,000	1,255,779
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 7), 5.25%, 9/1/52	2,000,000	2,015,494
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	1,175,000	1,221,916
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	1,030,000	1,067,006
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	2,350,000	2,424,720
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 3/1/54	1,140,000	1,031,551
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/56 (AG)	1,525,000	1,607,607
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/50	800,000	795,218
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.125%, 9/1/55	1,345,000	1,310,695
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2023-3), 5.00%, 9/1/51(6)	1,100,000	1,087,778
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 4.25%, 9/1/35	400,000	393,559
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/40	500,000	500,744
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/45	1,000,000	992,673
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/50	2,125,000	2,081,730
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Improvement Area 1), 5.00%, 9/1/55	2,000,000	1,923,611
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	300,000	302,242

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/50	$400,000	$401,328
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.25%, 9/1/55	600,000	596,626
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.125%, 9/1/45	250,000	251,868
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/50	500,000	501,660
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 7), 5.25%, 9/1/55	600,000	596,626
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/46	100,000	98,802
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/51	575,000	558,316
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/56	650,000	618,868
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,000,580
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	4,691,891
Murrieta Community Facilities District Special Tax, (City of Murrieta CA Community Facilities District No. 2005-5 Improvement Area A), 5.00%, 9/1/46	825,000	799,029
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.50%, 12/1/47	4,425,000	4,739,951
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AG)(2)	1,325,000	896,728
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AG)(2)	2,885,000	1,754,952
Norwalk-La Mirada Unified School District GO, 5.00%, 8/1/51	1,750,000	1,799,468
Ojai Unified School District GO, 5.50%, 8/1/53 (AG)	1,750,000	1,833,768
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/49	500,000	496,869
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/54	1,000,000	981,349
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.50%, 9/1/48	1,250,000	1,295,638
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.75%, 9/1/54	2,210,000	2,300,775
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.25%, 9/1/37	415,000	409,256
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.625%, 9/1/42	650,000	628,459
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/47	840,000	808,309
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 57), 4.75%, 9/1/52	825,000	769,229
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/40	1,000,000	1,034,631
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 71), 5.00%, 9/1/45	500,000	508,684
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	390,000
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,002,058
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	500,466
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,228,983
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,681,152
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,051,451
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	844,051
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	841,536
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/44	3,485,000	3,487,897
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/49	2,500,000	2,457,628
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/41	6,545,000	6,546,215
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/46	3,000,000	3,000,309
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2017-1 Area No.1), 5.00%, 8/15/42	2,500,000	2,506,543
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	3,300,000	3,316,224
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/52	1,000,000	991,573
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	2,200,000	2,255,819
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.75%, 8/15/53	1,085,000	1,128,265

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/51	$2,500,000	$2,486,210
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/56	1,650,000	1,629,417
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39(4)(5)	2,350,000	1,668,500
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49(4)(5)	3,000,000	2,100,000
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/49	600,000	598,673
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,065,975
Palm Desert Special Tax, (City of Palm Desert CA Community Facilities District No. 2021-1), 5.00%, 9/1/53	525,000	517,938
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	1,700,000	1,742,357
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,292,963
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	3,465,000	3,466,715
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,251,079
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	15,000,000	14,566,963
Paradise Unified School District COP, 4.875%, 5/1/54	11,000,000	10,062,457
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,570,279
Pittsburg Public Financing Authority Special Tax, (City of Pittsburg CA Community Facilities District 2009-01 Special Tax Rev.), 5.00%, 9/1/51(6)	2,150,000	2,209,678
Pittsburg Public Financing Authority Special Tax, (City of Pittsburg CA Community Facilities District 2009-01 Special Tax Rev.), 5.00%, 9/1/56(6)	3,750,000	3,811,419
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NPFG)	3,260,000	3,450,873
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 1), 5.375%, 9/1/53	1,300,000	1,317,462
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 2), 5.00%, 9/1/51	670,000	653,301
Rancho Cordova Special Tax, (City of Rancho Cordova CA Arista Del Sol Cmnty Facs Dist No. 2022-1 Impt Area 2), 5.00%, 9/1/55	645,000	624,091
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 1), 5.25%, 9/1/52	2,000,000	2,014,467
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/40	365,000	367,939
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/45	560,000	561,080
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/50	750,000	737,773
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 2), 5.00%, 9/1/54	700,000	683,892
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/50	850,000	839,613
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/55	1,085,000	1,059,333
Rancho Cordova Special Tax, (City of Rancho Cordova CA Sunridge North Douglas Cmnty Facs District No. 2005-1), 4.00%, 9/1/45	1,025,000	897,869
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/46	350,000	352,111
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/51	650,000	639,169
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/55	655,000	639,505
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (AMBAC)(2)	3,405,000	3,223,073
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/46	610,000	611,480
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/51	550,000	544,662
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/55	445,000	435,128
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/50	1,750,000	1,709,653
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.50%, 9/1/53	1,500,000	1,538,303
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.125%, 9/1/55	1,115,000	1,101,209
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.25%, 9/1/60	5,545,000	5,560,240

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Rincon Valley Union School District GO, 4.00%, 8/1/49	$915,000	$830,361
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 4.50%, 9/1/40	1,100,000	1,052,871
River Islands Public Financing Authority Special Tax, (River Islands Public Financing Authority Community Facs Dist 2023-1 Impt Area 3), 5.00%, 9/1/55	1,750,000	1,638,755
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/42	1,110,000	1,111,534
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/44	2,735,000	2,723,028
Riverside County Community Facilities Districts Special Tax, (County of Riverside CA Community Facilities District No. 07-2), 5.00%, 9/1/45	540,000	540,883
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,374,275
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	987,988
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,549,621
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	2,206,429
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 1), 5.00%, 9/1/54	1,270,000	1,246,313
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities Dist No. 19 Impt Area 2), 5.00%, 9/1/54	770,000	755,638
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,425,968
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,580,995
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/50	2,000,000	1,970,111
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/55	1,000,000	971,948
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/55	2,000,000	1,952,687
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,040,704
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,024,789
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/43	3,000,000	3,016,190
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	2,900,000	2,914,556
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/49	1,000,000	999,115
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/50	2,000,000	2,000,163
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/55	1,800,000	1,776,084
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/46	370,000	370,731
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/54	1,525,000	1,492,120
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/51	500,000	496,549
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/56	400,000	393,203
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/49	1,125,000	1,101,470
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/54	3,245,000	3,133,051
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/50	1,995,000	1,973,348
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/39	740,000	751,664
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 2), 5.00%, 9/1/44	1,000,000	996,795
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.00%, 9/1/43	475,000	478,325
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1), 5.25%, 9/1/53	1,500,000	1,510,564
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/55	1,375,000	1,306,806

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	$1,265,000	$1,280,003
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,504,805
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	850,102
Roseville Special Tax, (City of Roseville CA Ranch at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/53	1,000,000	985,106
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/39	1,390,000	1,408,104
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 5.00%, 9/1/44	3,230,000	3,250,783
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/45	495,000	444,830
Roseville Special Tax, (City of Roseville CA Villages at Sierra Vista Community Facilities District 1), 4.00%, 9/1/50	650,000	552,566
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,845,666
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,183
Roseville Special Tax, (City of Roseville CA Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	2,962,440
Sacramento Special Tax, (City of Sacramento CA Natomas Central Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,900,272
Sacramento Special Tax, (City of Sacramento CA Natomas Meadows Cmnty Facs District No. 2007-1 Area No. 1), 5.00%, 9/1/47(1)	1,900,000	1,865,278
Sacramento Special Tax, (Sacramento Greenbriar Community Facs District No. 2018-03 Area No. 2), 5.00%, 9/1/49	1,000,000	989,712
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,184,761
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,370,989
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,353,580
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,006,161
Sacramento County Special Tax, (County of Sacramento CA Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,329,223
Sacramento County Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,230,000	1,159,191
Sacramento County Airport System Rev., 5.25%, 7/1/54	3,250,000	3,388,246
Sacramento Municipal Utility District Rev., 5.00%, 8/15/48	4,000,000	4,189,231
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,697,615
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/42	700,000	613,201
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1 Area No. 5), 4.00%, 9/1/48	1,000,000	822,366
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/43	1,255,000	1,119,824
San Diego County Special Tax, (County of San Diego CA Community Facilities District No. 2008-01 Area No. 1), 4.00%, 9/1/48	1,250,000	1,066,765
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	3,922,627
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,070,984
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility Rev.), 5.00%, 8/1/56	750,000	779,622
San Diego Unified School District GO, 4.125%, 7/1/50	500,000	474,927
San Diego Unified School District GO, 4.00%, 7/1/53	1,750,000	1,613,812
San Diego Unified School District GO, 4.00%, 7/1/54	1,000,000	914,698
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/43	4,000,000	4,245,276
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/56	1,500,000	1,550,879
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33	780,000	780,630
San Francisco City & County Redevelopment Successor Agency Tax Allocation, 5.25%, 8/1/53 (AG)	1,000,000	1,042,238
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/52	6,665,000	6,993,503
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	955,000	955,259
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(2)	165,000	152,880
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NPFG)(2)	16,000,000	13,796,387
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NPFG)(2)	290,000	240,537
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(2)	1,335,000	927,699
San Jose Rev., (Berryessa Affordable Housing LP), VRN, 3.05%, 5/1/66	1,440,000	1,438,176
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	2,435,000	2,421,964
San Rafael City Elementary School District GO, 4.00%, 8/1/54	2,445,000	2,190,399
Saugus/Hart School Facilities Financing Authority Special Tax, (Saugus/Hart School Facilities Financing Authority Community Facs Dist No. 2006-1), 5.00%, 9/1/46	1,250,000	1,250,267

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	$19,425,000	$11,304,717
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	4,380,810
Simi Valley Unified School District GO, 5.25%, 8/1/51	5,000,000	5,146,032
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	880,344
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.125%, 9/1/50	925,000	927,397
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,153,468
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.25%, 9/1/55	1,600,000	1,610,477
South Tahoe Joint Powers Financing Authority Rev., (City of South Lake Tahoe CA), 5.25%, 10/1/53	3,000,000	3,129,108
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	2,150,000	2,210,452
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	3,921,611
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	5,750,000	5,843,397
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/53	10,000,000	10,088,204
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	5,250,000	5,406,787
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	3,850,000	4,007,355
State of California GO, 5.25%, 8/1/44	1,070,000	1,149,643
State of California GO, 5.25%, 9/1/53	5,000,000	5,277,641
State of California GO, 5.00%, 3/1/55	4,000,000	4,137,654
State of California GO, 5.00%, 8/1/56(6)	3,000,000	3,106,289
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/45	1,115,000	943,810
Stockton Community Facilities District Special Tax, (City of Stockton CA Community Facilities District No. 2018-2 Area No. 1), 4.00%, 9/1/50	1,500,000	1,213,710
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/45	1,220,000	1,214,008
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,538,457
Stockton Public Financing Authority Rev., (City of Stockton CA Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,007,683
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,821,346
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/39	1,300,000	1,337,039
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/44	2,155,000	2,162,432
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	4,195,000	4,209,050
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	5,000,000	5,000,497
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	3,997,297
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,669,243
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 20-01), 5.00%, 9/1/49	950,000	945,331
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,002,561
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	1,500,000	1,293,782
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	795,873
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	2,175,000	2,133,583

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	$25,000,000	$2,767,028
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/43	2,750,000	2,755,486
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/48	2,500,000	2,490,734
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.75%, 9/1/48	1,900,000	1,983,279
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.875%, 9/1/53	2,900,000	3,026,756
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/45	6,390,000	6,350,512
University of California Rev., 5.00%, 5/15/42	2,500,000	2,597,667
University of California Rev., 5.00%, 5/15/53	4,000,000	4,165,235
University of California Rev., VRDN, 2.35%, 9/1/26	1,300,000	1,300,000
University of California Rev., VRDN, 2.40%, 9/1/26	510,000	510,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,305,000	2,954,851
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,500,999
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.125%, 9/1/50	1,225,000	1,191,418
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.25%, 9/1/55	1,480,000	1,456,578
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,599,028
Washington Township Health Care District GO, 5.50%, 8/1/53	1,115,000	1,167,702
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	997,417
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	746,684
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	995,725
Washington Township Health Care District Rev., 5.75%, 7/1/48	850,000	883,062
Washington Township Health Care District Rev., 5.75%, 7/1/53	1,000,000	1,028,768
West Contra Costa Unified School District GO, 4.00%, 8/1/54 (BAM)	1,325,000	1,181,920
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/50 (AG)	5,000,000	5,113,199
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	5,000,000	5,073,071
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/49	750,000	733,325
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/54	885,000	854,469
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,351,892
William S Hart Union High School District Special Tax, (William S Hart Union High School District Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,353,293
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/41	2,480,000	2,232,899
Woodland Special Tax, (City of Woodland CA Community Facilities District No. 2004-1), 4.00%, 9/1/45	2,485,000	2,187,907
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,411,291
		1,559,392,265
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,764,987
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,507,473
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,762,581
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/50	2,750,000	2,772,652
Guam Power Authority Rev., 5.00%, 10/1/30	1,005,000	1,055,090
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,503,912
Territory of Guam Rev., 5.00%, 1/1/35	1,200,000	1,296,771
		11,663,466
New Hampshire — 0.8%
New Hampshire Business Finance Authority Rev., VRN, 3.92%, 7/20/39	13,280,389	12,380,148

Schedule of Investments - California High-Yield Municipal Fund

	Principal Amount/Shares	Value
Puerto Rico — 2.0%
Children's Trust Fund Rev., 0.00%, 5/15/50(2)	$20,000,000	$4,023,624
Municipality of San Juan Puerto Rico GO, 5.00%, 7/1/51	1,900,000	1,921,367
Puerto Rico GO, 5.625%, 7/1/29	201,036	211,233
Puerto Rico GO, 5.75%, 7/1/31	195,264	210,758
Puerto Rico GO, 4.00%, 7/1/33	1,003,023	999,537
Puerto Rico GO, 4.00%, 7/1/35	166,436	164,029
Puerto Rico GO, 4.00%, 7/1/37	142,845	138,556
Puerto Rico GO, 4.00%, 7/1/41	194,215	180,391
Puerto Rico GO, 4.00%, 7/1/46	3,601,981	3,200,276
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	238,285	174,135
Puerto Rico GO, VRN, 0.00%, 11/1/43	713,210	509,054
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,976,220	1,287,013
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	12,800,000	12,528,888
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(2)	10,211,000	3,675,442
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(2)	15,092,000	3,955,357
		33,179,660
U.S. Virgin Islands — 0.4%
Virgin Islands Hotel Development Financing Corp. Rev., (CFC-FR LLC), 6.00%, 12/1/55	5,900,000	5,711,446
TOTAL MUNICIPAL SECURITIES (Cost $1,688,510,142)		1,626,026,225
AFFILIATED FUNDS(7) — 0.5%
American Century California Municipal Bond ETF (Cost $8,122,137)	160,300	7,898,382
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Notes, 4.125%, 8/31/28 (Cost $4,083,504)	$4,100,000	4,083,264
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(5) (Cost $—)	72,088	144,176
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,700,715,783)		1,638,152,047
OTHER ASSETS AND LIABILITIES — 0.1%		1,606,092
TOTAL NET ASSETS — 100.0%		$1,639,758,139

Schedule of Investments - California High-Yield Municipal Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA INS	–	Federal Housing Administration Insurance
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
SEQ	–	Sequential Payer
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $328,259,833, which represented 20.0% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is in default.
(5)Non-income producing.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(8)Maturity is in default.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended August 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$7,813	—	—	$85	$7,898	160	—	$290
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,626,026,225	—
Affiliated Funds	$7,898,382	—	—
U.S. Treasury Securities	—	4,083,264	—
Warrants	—	144,176	—
	$7,898,382	$1,630,253,665	—

Schedule of Investments - California High-Yield Municipal Fund

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$914

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$493

See Notes to Financial Statements.

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

AUGUST 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 101.4%
California — 99.8%
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/28 (AG)	$2,620,000	$2,686,405
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/31 (AG)	1,395,000	1,424,625
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/32 (AG)	490,000	500,192
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,257,458
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,503,948
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,003,077
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,554,379
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	6,360,169
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,234,071
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,660,439
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System Rev.), VRDN, 2.40%, 9/1/26 (LOC: Bank of America N.A.)	2,500,000	2,500,000
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	6,000,000	6,100,164
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	674,748
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	611,995
Atwater Wastewater Rev., 5.00%, 5/1/27 (AG)	415,000	421,175
Atwater Wastewater Rev., 5.00%, 5/1/29 (AG)	700,000	710,485
Atwater Wastewater Rev., 5.00%, 5/1/32 (AG)	895,000	905,785
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AG)	6,420,000	6,421,729
Bay Area Toll Authority Rev., 5.00%, 4/1/41	2,750,000	3,081,061
Bay Area Toll Authority Rev., 5.00%, 4/1/42	5,000,000	5,318,075
Bay Area Toll Authority Rev., 5.00%, 4/1/43	2,600,000	2,914,870
Bay Area Toll Authority Rev., 5.00%, 4/1/44	1,000,000	1,072,218
Bay Area Toll Authority Rev., 5.00%, 4/1/44	1,000,000	1,075,025
Bay Area Toll Authority Rev., 5.00%, 4/1/45	750,000	803,608
Bay Area Toll Authority Rev., 5.00%, 4/1/45	1,000,000	1,055,683
Bay Area Toll Authority Rev., 5.00%, 4/1/46	1,000,000	1,065,289
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: TD Bank N.A.)	2,240,000	2,240,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: Bank of America N.A.)	6,300,000	6,300,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: Barclays Bank PLC)	10,860,000	10,860,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: Bank of America N.A.)	13,225,000	13,225,000
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,523,803
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,811,059
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	14,970,000	15,890,415
California Community Choice Financing Authority Rev., 5.00%, 10/1/34 (GA: Bank of Montreal)	16,315,000	17,249,249
California Community Choice Financing Authority Rev., 5.00%, 7/1/35 (GA: Alphabet, Inc.)	5,825,000	6,250,499
California Community Choice Financing Authority Rev., 5.25%, 2/1/36 (GA: Realty Income Corp.)	20,000,000	21,256,448
California Community Choice Financing Authority Rev., 5.00%, 3/1/36 (GA: Nomura Holdings, Inc.)	10,030,000	10,308,107
California Community Choice Financing Authority Rev., 5.00%, 6/1/36 (GA: New York Life Insurance)	9,875,000	10,562,989
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	11,089,514
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,755,478
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	11,150,000	11,610,905
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	6,858,768
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,605,000	4,942,840
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,106,051
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,557,531

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	$10,010,000	$10,706,719
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	15,585,000	16,172,986
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	2,815,000	2,918,789
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	5,695,000	6,085,152
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	7,000,000	7,386,238
California Community Choice Financing Authority Rev., VRN, 3.89%, (SOFR plus 1.45%), 4/1/56 (GA: Morgan Stanley)	3,000,000	2,984,036
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	6,100,000	6,427,827
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	283,484
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	823,043
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,319,585
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,618,975
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	1,968,358
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	419,189
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	500,000	500,185
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	271,533
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	239,638
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,397,315
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/46	4,450,000	4,984,283
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	303,404
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	808,925
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	507,345
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	645,584
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,526,615
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/35	4,000,000	4,615,108
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/37	200,000	220,200
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/38	300,000	327,384
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/39	350,000	378,594
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/40	315,000	338,318
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/41	500,000	536,404
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/42	575,000	615,219
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/43	610,000	650,907
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/44	725,000	770,814
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/45	1,010,000	1,069,390
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/30	750,000	801,831
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/31	550,000	593,704
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/32	525,000	571,747
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/33	925,000	1,014,943
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/34	750,000	826,834
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/38	1,280,000	1,401,265
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/36	125,000	132,523
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/37	160,000	168,627
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/38	135,000	140,818
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/39	150,000	155,332
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/40	245,000	251,146
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/41	350,000	356,778
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/42	500,000	509,141
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/43	500,000	508,947
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/44	500,000	508,392
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/46	1,000,000	1,013,214
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/51	4,750,000	4,735,286
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	471,223

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	$450,000	$495,074
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	572,596
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	621,934
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	426,319
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	636,997
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	715,064
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,161,924
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,052,789
California Enterprise Development Authority Rev., (Milken Community School), 5.00%, 7/1/33	7,020,000	7,680,458
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	2,870,000	2,949,206
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,751,048
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(2)	950,000	987,067
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(2)	1,000,000	997,399
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	445,332
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	335,447
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	359,407
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	494,873
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	543,942
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	538,923
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	480,680
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	319,417
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	944,583
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	4,820,000	5,074,864
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,005,123
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,014,416
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,712,210
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	401,815
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 8/15/33	1,900,000	1,902,896
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,440,354
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	9,325,725
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	1,600,000	1,598,202
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,725,162
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,963,879
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/39	2,000,000	2,121,781
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,718,346
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	2,200,000	2,323,807
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/42	1,800,000	1,925,542
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/43	1,750,000	1,872,564
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/44	2,000,000	2,130,428
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,250,442
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,123,074
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	4,000,000	4,528,199
California Health Facilities Financing Authority Rev., (Rady Children's Hospital Obligated Group), VRN, 5.00%, 8/15/47	5,000,000	5,424,233
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	9,743,154
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,538,658
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,507,694
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	3,700,000	3,787,602
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,238,094
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 4.00%, 11/15/42	2,925,000	2,718,747

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/44	$21,500,000	$22,884,256
California Housing Finance Agency Rev., 4.25%, 1/15/35	4,610,749	4,702,577
California Housing Finance Agency Rev., 3.50%, 11/20/35	9,857,606	9,391,291
California Housing Finance Agency Rev., 4.15%, 8/1/43 (FHA INS)	7,100,000	6,906,534
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	7,375,000	7,389,052
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	4,770,293
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	3,000,000	2,989,930
California Housing Finance Agency Rev., (CRP Banana Belt LP), VRN, 2.80%, 11/1/59	3,000,000	2,997,953
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,411,801
California Housing Finance Agency Rev., (Tampa Sherman LP), VRN, 2.90%, 5/1/56	14,000,000	13,936,226
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	3,850,000	3,749,891
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	1,002,633
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	10,670,000	11,645,434
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,895,338
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,238,138
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	505,141
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	364,569
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	211,234
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	616,900
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	267,721
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	400,067
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	302,442
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	260,413
California Infrastructure & Economic Development Bank Rev., (Museum Associates), 3.25%, 6/1/33	1,750,000	1,732,274
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,137,539
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	2,600,000	2,750,104
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,670,000	1,639,922
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	637,968
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	4,720,000	4,776,180
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	1,968,839
California Municipal Finance Authority Rev., 3.00%, 6/1/45	720,000	718,534
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	5,000,000	5,002,217
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)	2,500,000	2,389,395
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	1,650,000	1,654,085
California Municipal Finance Authority Rev., (6033 De Soto LP), VRN, 2.95%, 1/1/56	4,000,000	3,988,952
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	245,000	245,041
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	940,000	940,551
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	580,000	580,157
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(2)	1,500,000	1,500,713
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(2)	1,100,000	1,111,924
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(2)	1,750,000	1,708,695
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	305,457
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	155,041
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	231,857
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	231,211

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	$200,000	$204,982
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	230,051
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	229,608
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	254,400
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	228,508
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	253,378
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	783,818
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	302,678
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,823,992
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,128,423
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	289,769
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	649,672
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	710,448
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	764,367
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	992,116
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	540,883
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,293,319
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/31	400,000	414,771
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,115,737
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,702,070
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/38	500,000	509,508
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	750,070
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(2)	385,000	396,886
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(2)	2,260,000	2,288,070
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(2)	100,000	103,352
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.50%, 12/1/45	1,000,000	1,033,556
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(2)	1,590,000	1,574,646
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,762,761
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,348,655
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,714,180
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,018,235
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	302,629
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	753,655
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,025,903
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	1,500,000	1,389,255
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,124,005
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,511,490
California Municipal Finance Authority Rev., (EL Camino LP), VRN, 2.50%, 3/1/46	2,000,000	1,966,127
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,374,376
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,501,369
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/32	1,000,000	1,013,094
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,010,178
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,586,272
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	724,963

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	$1,000,000	$1,005,374
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,122,322
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,253,022
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	1,983,317
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,386,900
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,444,482
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	2,210,000	2,347,629
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	3,105,000	3,268,345
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	1,250,000	1,273,803
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.00%, 9/1/41	635,000	627,819
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.00%, 9/1/46	425,000	416,254
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 4.125%, 6/1/36	750,000	706,761
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.125%, 6/1/45	950,000	932,476
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/35	1,000,000	1,057,990
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	745,000	783,492
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,069,247
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	794,739
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	789,952
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,312,432
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,045,992
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	703,114
California Municipal Finance Authority Rev., (Lakeside Vista Apartments LP), 4.35%, 6/1/42 (FHLMC)	13,000,000	12,712,814
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	2,725,000	2,634,654
California Municipal Finance Authority Rev., (Otay Affordable II V8 LP), VRN, 2.95%, 6/1/57(3)	5,000,000	5,000,222
California Municipal Finance Authority Rev., (Palmdale Family Apartments LP), VRN, 3.00%, 6/1/45	7,600,000	7,600,017
California Municipal Finance Authority Rev., (Palmdale Family Housing LP), VRN, 2.95%, 1/1/56	1,750,000	1,748,072
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 6/30/32	10,250,000	10,935,191
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 9/1/41	1,400,000	1,477,004
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	313,732
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	260,892
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	211,110
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	223,728
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	332,691
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	528,994
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	444,199
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	784,292
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	1,105,000	1,188,150
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/29	140,000	146,175
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/30	175,000	184,363
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/31	185,000	196,439
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/32	225,000	240,232
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/33	230,000	246,753
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/35	260,000	278,084
California Municipal Finance Authority Rev., (SAC Health System), 5.25%, 9/1/37	200,000	216,492
California Municipal Finance Authority Rev., (SAC Health System), 5.25%, 9/1/39	315,000	334,619
California Municipal Finance Authority Rev., (SAC Health System), 5.25%, 9/1/41	350,000	366,675
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44 (FNMA)	10,000,000	10,205,661
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/28	350,000	364,422
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/30	300,000	322,413
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/31	465,000	504,989
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/32	500,000	547,672
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/33	725,000	801,109

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/34	$1,330,000	$1,470,474
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/35	540,000	593,521
California Municipal Finance Authority Rev., (Standard Buchanan Venture LP), VRN, 2.95%, 6/1/44	5,605,000	5,590,317
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,012,464
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,946,449
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	6,290,000	5,853,645
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)	5,895,000	5,734,714
California Municipal Finance Authority Rev., (Warner Center II LP), VRN, 2.95%, 6/1/58	5,050,000	5,027,880
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,300,053
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(2)(6)(7)	1,530,000	918,000
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(2)(4)(7)	1,000,000	600,000
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(2)(4)(7)	2,750,000	1,650,000
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	1,450,000	1,453,572
California Municipal Finance Authority Rev., VRN, 4.34%, 11/20/40	3,912,737	3,781,689
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	5,830,612	5,246,439
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/46	350,000	342,798
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,289,810
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	575,880
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,568,223
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	404,448
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	750,134
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/45	670,000	666,709
California Municipal Finance Authority SEQ, Series A-1, Class A1, 4.05%, 7/20/41	4,978,462	4,716,516
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 7/1/39(2)	2,000,000	2,038,834
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(2)	3,435,000	3,477,917
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	752,768
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	500,402
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,000,188
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,085,630
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	722,247
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	795,541
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,188,803
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,529,279
California School Finance Authority Rev., 5.00%, 6/1/37(2)	240,000	240,024
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(2)	250,000	256,371
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(2)	325,000	306,801
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	2,000,000	1,959,158
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(2)	525,000	460,717
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(2)	340,000	353,137
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(2)	505,000	505,265
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(2)	355,000	366,674
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(2)	375,000	385,277
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(2)	395,000	403,317
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(2)	465,000	434,398
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(2)	415,000	421,159
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(2)	435,000	438,539
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(2)	480,000	469,696

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(2)	$175,000	$168,734
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(2)	185,000	177,455
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(2)	680,000	549,145
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(2)	310,000	314,280
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(2)	380,000	388,182
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(2)	1,065,000	1,092,101
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	1,000,000	1,009,944
California School Finance Authority Rev., (Larchmont Schools), 6.00%, 6/1/56(2)	585,000	596,572
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(2)	250,000	252,183
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(2)	150,000	150,038
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(2)	670,000	670,267
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(2)	635,000	599,373
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(5)	260,000	264,148
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(2)	130,000	130,096
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(2)	740,000	731,443
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(2)	775,000	800,316
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	829,691
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	883,624
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	930,663
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,731,996
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	3,912,105
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,806,408
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,830,077
California State University Rev., 5.00%, 11/1/28	2,000,000	2,034,305
California State University Rev., 5.00%, 11/1/29	1,000,000	1,017,068
California State University Rev., 5.00%, 11/1/30	3,000,000	3,049,403
California State University Rev., 5.00%, 11/1/31	2,900,000	2,945,949
California State University Rev., 5.00%, 11/1/39	5,000,000	5,461,584
California State University Rev., VRN, 2.90%, 11/1/49	8,500,000	8,484,759
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,303,648
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AG)	1,155,000	1,210,179
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AG)	1,340,000	1,393,055
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AG)	1,000,000	1,029,407
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(2)	7,000,000	7,648,219
California Statewide Communities Development Authority Rev., 5.00%, 11/15/32 (CA MTG INS)	1,685,000	1,770,738
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,591,652
California Statewide Communities Development Authority Rev., (Bedford Sunterra Apartments LLC), 3.80%, 7/1/36 (FNMA)	5,000,000	4,895,141
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,053,170
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,012,877
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,251,818
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,942,547
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,240,029
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	605,000	605,243
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,655,007
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AG)	350,000	351,803
California Statewide Communities Development Authority Rev., (Foothill Almaden Terrace LLC), 3.80%, 7/1/36 (FNMA)	5,250,000	5,089,762

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	$2,300,000	$2,295,952
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	146,278
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	126,028
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	185,364
California Statewide Communities Development Authority Rev., (Heritage Park Apartments Roseville LP), 3.70%, 4/1/35 (FNMA)	2,500,000	2,468,321
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(2)	375,000	381,548
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(2)	475,000	476,248
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	5,000,000	5,008,569
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(2)	1,000,000	1,018,660
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,500,000	6,506,732
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,085,174
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/34	680,000	749,119
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/35	570,000	623,052
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/36	1,500,000	1,625,974
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/37	1,045,000	1,126,187
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/38	1,020,000	1,092,444
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	1,485,000	1,577,534
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/40	3,645,000	3,844,945
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/41	3,825,000	4,020,206
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/42	2,010,000	2,102,015
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/43	2,110,000	2,200,715
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/44	4,430,000	4,600,546
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/45	4,650,000	4,815,921
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,296,207
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,659,086
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	3,895,373
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	125,000	126,213
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,245,292
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	663,187
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,077,299
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,056,960
Centinela Valley Union High School District GO, 5.00%, 8/1/29 (AG)	885,000	946,851
Centinela Valley Union High School District GO, 5.00%, 8/1/30 (AG)	570,000	620,310
Centinela Valley Union High School District GO, 5.00%, 8/1/33 (AG)	1,420,000	1,606,724
Centinela Valley Union High School District GO, 5.00%, 8/1/34 (AG)	3,660,000	4,172,740
Central Valley Energy Authority Rev., 5.00%, 8/1/34 (GA: Goldman Sachs Group, Inc.)	2,800,000	2,919,067
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,280,046
Chabot-Las Positas Community College District GO, 5.00%, 8/1/44	4,010,000	4,336,409
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,072,460
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,053,275
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/26	130,000	130,000
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/27	195,000	198,752
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2022-1), 5.00%, 9/1/28	205,000	211,830

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	$220,000	$222,276
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	694,558
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	863,313
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	800,876
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 11), 5.00%, 9/1/40	995,000	1,016,172
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,500,003
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	500,196
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/29	215,000	223,549
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/31	235,000	246,245
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/32	250,000	261,451
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/33	260,000	271,622
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/34	275,000	286,818
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/40	1,000,000	1,011,036
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,072,504
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(2)	100,000	101,875
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(2)	400,000	422,673
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(2)	385,000	394,614
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/26(2)	35,000	35,000
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/31(2)	150,000	151,182
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/35(2)	1,000,000	1,027,777
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/46(2)	1,350,000	1,302,645
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,772,009
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	575,510
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	517,294
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	729,881
County of El Dorado Special Tax, (El County Dorado Community Facs District No. 2024-1, Special Tax Rev.), 5.00%, 9/1/41(3)	325,000	332,706
County of El Dorado Special Tax, (El County Dorado Community Facs District No. 2024-1, Special Tax Rev.), 5.00%, 9/1/46(3)	250,000	252,019
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(2)	1,800,000	1,530,953
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(2)	5,000,000	3,701,443
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	2,000,000	1,358,097
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(2)	7,505,000	6,700,248
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	705,000	143,438

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	$225,000	$227,837
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	252,562
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	277,087
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	266,378
Desert Sands Unified School District GO, 5.00%, 8/1/28	3,000,000	3,150,826
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,773,912
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	193,388
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,320,009
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,271,194
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	990,528
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,049,918
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	811,585
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,287,265
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	390,427
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	659,453
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	490,774
East Bay Municipal Utility District Wastewaters Rev., 5.00%, 6/1/40	6,000,000	6,649,712
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/44	2,250,000	2,396,656
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	30,000,000	30,000,000
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,773,741
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/40	525,000	534,798
Eastern Municipal Water District Community Facilities District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/45	475,000	475,916
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,729,637
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,518,809
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	1,000,050
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,417,255
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,041,292
El Monte City School District GO, 5.00%, 8/1/40 (AG)	285,000	314,824
El Monte City School District GO, 5.00%, 8/1/42 (AG)	220,000	239,044
El Monte City School District GO, 5.00%, 8/1/44 (AG)	250,000	269,288
El Monte City School District GO, 5.00%, 8/1/46 (AG)	415,000	442,859
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,294,439
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	686,852
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(1)	2,665,000	2,519,130
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,716,752
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	528,699
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,120,000
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No. 1), 4.00%, 9/1/35	1,690,000	1,666,220
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,231,763
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,005,417

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	$1,110,000	$1,113,743
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	999,984
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	246,800
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	538,347
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,525,007
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	9,632,000	8,936,164
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,493,000	1,361,647
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	7,000,000	6,451,238
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	603,185
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,009,345
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,661,559
Fremont Unified School District/Alameda County GO, 5.00%, 8/1/29	675,000	724,539
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AG)	1,400,000	1,420,675
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AG)	1,000,000	1,014,367
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AG)	1,350,000	1,368,198
Glendale Community College District GO, 5.00%, 8/1/44	4,280,000	4,585,841
Glendale Community College District GO, 5.00%, 8/1/45	2,000,000	2,136,242
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	5,808,524
Glendale Electric Rev., 5.00%, 2/1/46	800,000	824,842
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(5)	2,000,000	2,037,907
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	10,885,000	10,481,309
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,001,961
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	993,893
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AG)	7,235,000	7,514,553
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AG)	4,195,000	4,361,259
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,236,987
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(2)	1,450,000	1,427,870
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/41 (AG)(2)	900,000	856,314
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	505,112
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,680,537
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,781,092
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,500,093
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/28	250,000	261,505
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/29	400,000	425,761
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/30 (AG)	435,000	473,689
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/31 (AG)	350,000	386,798
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 25-1), 5.00%, 9/2/32 (AG)	400,000	447,593
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,530,067
Irvine Ranch Water District Special Assessment, VRDN, 2.40%, 9/1/26 (LOC: Bank of America N.A.)	720,000	720,000
Irvine Ranch Water District Special Assessment, VRDN, 2.40%, 9/1/26 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Irvine Ranch Water District Special Assessment, VRDN, 2.40%, 9/1/26 (LOC: Bank of America N.A.)	6,065,000	6,065,000
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,748,181
Irvine Unified School District Special Tax, 5.00%, 9/1/29	1,910,000	1,999,237
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,292,717
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AG)	1,500,000	1,500,000
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,618,772
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	635,000
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	358,556
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	408,605
Irvine Unified School District Financing Authority Special Tax, 5.00%, 9/1/32 (BAM)	300,000	330,467

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Irvine Unified School District Financing Authority Special Tax, 5.00%, 9/1/33 (BAM)	$450,000	$501,488
Irvine Unified School District Financing Authority Special Tax, 5.00%, 9/1/35 (BAM)	400,000	449,618
Irvine Unified School District Financing Authority Special Tax, 5.00%, 9/1/36 (BAM)	400,000	450,890
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/40	1,000,000	1,015,410
Jurupa Community Services District Special Tax, (Jurupa Community Services District Community Facilities District No. 59), 5.00%, 9/1/45	2,965,000	2,975,561
Kentfield School District GO, 5.00%, 8/1/39	1,010,000	1,105,216
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,165,028
Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,073,133
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	338,888
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	321,670
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,288,176
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	400,000	405,872
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/45	1,825,000	1,831,500
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/46	850,000	841,917
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	914,756
Lincoln Special Tax, (City of Lincoln CA Community Facilities District No. 2003-1), 5.00%, 9/1/32 (AG)	3,210,000	3,321,693
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,063,036
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,791,420
Long Beach Marina System Rev., 5.00%, 5/15/36	1,925,000	2,108,747
Long Beach Marina System Rev., 5.00%, 5/15/37	2,005,000	2,178,732
Long Beach Marina System Rev., 5.00%, 5/15/38	2,220,000	2,392,932
Long Beach Marina System Rev., 5.00%, 5/15/39	890,000	951,914
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,389,923
Los Altos Elementary School District GO, 4.125%, 8/1/49	2,010,000	1,923,278
Los Angeles Rev., (West Hollywood Housing LP), VRN, 2.85%, 5/1/60	5,000,000	4,965,591
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,638,690
Los Angeles Community College District GO, 5.00%, 8/1/41	4,000,000	4,513,892
Los Angeles Community College District GO, 5.00%, 8/1/42	1,200,000	1,354,358
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,821,682
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/40(3)	1,200,000	1,273,263
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/41(3)	900,000	947,549
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/42(3)	1,005,000	1,054,187
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/43(3)	1,110,000	1,159,192
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/44(3)	1,100,000	1,143,168
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/45(3)	1,100,000	1,139,371
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/46(3)	1,100,000	1,132,749
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,206,481
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,162,792
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/45	1,000,000	1,070,276
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/47(3)	1,500,000	1,596,054
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/48(3)	1,000,000	1,057,742
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(5)	1,565,000	1,671,405

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	$1,350,000	$1,370,237
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,267,842
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,520,156
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,279,824
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	972,902
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,555,301
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,610,250
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,741,079
Los Angeles Department of Airports Rev., 5.00%, 5/15/43(3)	3,250,000	3,499,806
Los Angeles Department of Airports Rev., 5.00%, 5/15/44(3)	5,000,000	5,349,814
Los Angeles Department of Airports Rev., 5.00%, 5/15/45(3)	7,000,000	7,464,803
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/39	5,000,000	5,275,382
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,250,000	6,430,125
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	8,050,000	8,407,801
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/43	1,900,000	1,945,021
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	1,570,000	1,603,121
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	3,000,000	3,168,569
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,496,106
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	11,875,000	12,527,418
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	1,992,614	1,973,614
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46	10,000,000	9,987,729
Los Angeles Unified School District GO, 5.00%, 7/1/35	5,000,000	5,638,697
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,352,504
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,196,428
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,550,993
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,416,417
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	3,095,000	3,049,037
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	996,138
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,091,890
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,745,096
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	486,230
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,774,468
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,872,651
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,271,601
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,093,996
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,031,429
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,086,675
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,285,000
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	840,182
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	622,867
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.00%, 5/1/41 (AG)	1,400,000	1,503,686
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/42 (AG)	1,100,000	1,199,973
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/43 (AG)	1,000,000	1,087,762
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/44 (AG)	1,050,000	1,138,270
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/45 (AG)	1,145,000	1,238,114

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/46 (AG)	$490,000	$527,496
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	726,976
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,459,897
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/40	500,000	503,342
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2022-1), 5.00%, 9/1/45	750,000	749,044
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2023-3), 5.00%, 9/1/56(3)	1,525,000	1,483,120
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,395,546
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,750,377
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,639,237
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,176,812
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,880,000	6,919,652
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,384,108
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,425,000	1,671,486
Mt San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,130,397
Mt San Antonio Community College District GO, 5.00%, 8/1/45	1,000,000	1,071,210
Napa Valley Unified School District GO, 5.00%, 8/1/43	350,000	375,911
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,477,134
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,408,108
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 8/1/38	2,760,000	3,130,935
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 8/1/39	2,235,000	2,501,998
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,099,113
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 8/1/40	2,000,000	2,218,043
Northern California Transmission Agency Rev., 5.00%, 5/1/38	4,750,000	5,316,730
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,837,191
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,905,859
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,420,297
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AG)	1,500,000	1,613,502
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AG)	2,250,000	2,410,951
Ohlone Community College District GO, 5.00%, 8/1/41	2,450,000	2,691,199
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	510,215
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	504,354
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	340,000
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	231,458
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,254,552
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,029,237
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	579,373
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	607,473
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	638,947
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,170,423
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	911,302
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,002,839
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,222,918
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,577,930
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,347,016

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	$1,700,000	$1,708,358
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,232,865
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/33	150,000	157,709
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/34	200,000	210,265
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/35	200,000	209,794
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/36	200,000	209,133
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/46	500,000	506,003
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34(4)(7)	1,685,000	1,213,200
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39(4)(7)	3,500,000	2,485,000
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,053,454
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,248,559
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	354,248
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,154,630
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,079,469
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,217,617
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	475,325
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	724,024
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,002,295
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,340,751
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	3,330,000	3,592,560
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,590,162
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	4,082,019
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	2,071,990
Paradise Unified School District COP, 5.25%, 5/1/44	1,000,000	1,005,669
Paradise Unified School District COP, 5.25%, 5/1/48	2,620,000	2,622,508
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	541,424
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	510,803
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	487,906
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,114,715
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	834,484
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	314,979
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	455,086
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	572,213
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,252,885
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,817,236
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AG)	3,340,000	3,340,000
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/28	2,240,000	2,342,528
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29	2,500,000	2,660,912
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	3,000,000	3,000,000
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	161,175
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	213,954
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	717,499
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,254,523
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,581,477
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,632,664
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/45	585,000	588,350

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Rancho Cordova Special Tax, (City of Rancho Cordova CA The Preserve Community Facs Dist No. 2025-1 Impt Area), 5.00%, 9/1/41	$400,000	$402,338
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	1,951,985
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,111,959
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,502,720
Ravenswood City School District GO, 5.25%, 8/1/45 (AG)	3,375,000	3,523,877
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,917,779
Redwood City School District GO, 5.00%, 8/1/38	200,000	219,153
Redwood City School District GO, 5.00%, 8/1/39	250,000	271,265
Redwood City School District GO, 5.00%, 8/1/40	350,000	377,142
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,220,539
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.35%, 9/1/26	890,000	890,000
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/40	775,000	779,060
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	1,225,000	1,224,874
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	384,826
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	427,600
Rio Elementary School District GO, Capital Appreciation, 0.00%, 7/1/31(1)	8,505,000	7,186,386
Rio Hondo Community College District GO, 5.00%, 8/1/43	1,000,000	1,077,140
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	1,655,000	1,879,964
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AG)	250,000	256,729
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AG)	500,000	524,629
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AG)	1,000,000	1,129,713
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AG)	1,325,000	1,469,790
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AG)	1,000,000	1,101,661
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AG)	750,000	820,831
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,466,497
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	3,820,000	3,559,139
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	465,000	443,780
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	504,809
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	875,895
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,308,724
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	3,887,228
Riverside Sewer Rev., 5.00%, 8/1/37	1,605,000	1,810,334
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,367,211
Riverside Sewer Rev., 5.00%, 8/1/38	2,400,000	2,675,127
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/40	575,000	570,588
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 38), 5.00%, 9/1/45	1,400,000	1,408,018
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	1,275,000	1,285,266
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/45	1,500,000	1,509,783
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/34 (BAM)	1,035,000	1,156,443
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/35 (BAM)	1,000,000	1,117,466

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
RNR School Financing Authority Special Tax, (RNR School Financing Authority Community Facilities District No. 92-1), 5.00%, 9/1/36 (BAM)	$1,325,000	$1,479,339
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,019,377
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,119,034
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,015,337
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	256,039
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	428,644
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	569,548
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	254,832
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/45	1,500,000	1,512,746
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/46	275,000	276,586
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	262,466
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,015,762
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	546,306
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,276,973
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40	285,000	284,510
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,075,000
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,044,890
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,409,997
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,260,132
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,056,290
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	339,376
Roseville Joint Union High School District GO, 5.00%, 8/1/27(3)	1,630,000	1,658,185
Roseville Joint Union High School District GO, 5.00%, 8/1/28(3)	1,175,000	1,222,488
Roseville Joint Union High School District GO, 5.00%, 8/1/29(3)	985,000	1,043,702
Roseville Joint Union High School District GO, 5.00%, 8/1/30(3)	1,125,000	1,210,534
Roseville Joint Union High School District GO, 5.00%, 8/1/31(3)	1,200,000	1,309,860
Roseville Joint Union High School District GO, 5.00%, 8/1/32(3)	1,300,000	1,434,574
Roseville Joint Union High School District GO, 5.00%, 8/1/33(3)	1,450,000	1,619,383
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,693,613
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,254,810
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	722,660
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	270,271
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	223,527
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	318,714
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	561,685
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	651,834
Sacramento Airport System County Rev., 5.00%, 7/1/39	1,000,000	1,109,971
Sacramento Airport System County Rev., 5.00%, 7/1/40	1,100,000	1,209,503

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Sacramento Airport System County Rev., 5.00%, 7/1/41	$1,000,000	$1,090,029
Sacramento County Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 5/1/40 (FNMA)	1,230,000	1,159,191
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,503,077
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,034,669
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,135,735
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,032,499
Sacramento County Airport System Rev., 5.00%, 7/1/39	1,250,000	1,375,610
Sacramento County Airport System Rev., 5.00%, 7/1/40	3,000,000	3,273,030
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	7,969,700
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,680,921
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,071,392
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	3,850,000	4,301,145
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/56	1,375,000	1,525,979
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,378,970
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,315,275
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,025,847
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	675,324
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,018,533
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	865,090
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,017,108
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	711,356
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,015,229
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,035,492
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,424,350
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/46	3,500,000	3,742,787
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,490,049
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,118,319
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	1,980,398
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 8/1/38	5,000,000	5,166,618
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/39	1,800,000	1,927,846
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	4,805,000	5,178,386
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/45	1,845,000	1,976,674
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/46	2,685,000	2,859,842
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility Rev.), 5.00%, 8/1/39	8,560,000	9,522,065
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,146,239
San Diego Unified School District GO, 5.00%, 7/1/41	1,040,000	1,169,272
San Diego Unified School District GO, 5.00%, 7/1/42	500,000	560,910
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	814,949
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,319,369
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,164,300
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,213,835
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,085,449
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,163,903
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/46	6,250,000	6,640,354
San Francisco City & County Public Utilities Commission Wastewater Rev., 4.66%, 10/1/27	5,020,000	5,035,206
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/39	1,600,000	1,815,830
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/40	1,800,000	2,031,058
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,079,935
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,560,114
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,753
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,535

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AG)	$1,980,000	$2,116,648
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AG)	1,095,000	1,190,371
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,431
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AG)	1,095,000	1,208,158
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AG)	1,250,000	1,395,886
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AG)	1,290,000	1,457,041
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AG)	2,900,000	3,262,755
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	1,150,000	1,292,436
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AG)	1,240,000	1,384,095
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AG)	2,160,000	2,392,392
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AG)	3,080,000	3,386,000
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AG)	645,000	703,091
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AG)	685,000	741,395
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/39	2,500,000	2,830,557
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/40	1,310,000	1,482,578
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,531,439
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	7,972,671
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,756,424
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,413,336
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	913,786
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	520,000	520,141
San Jose Rev., (Berryessa Affordable Housing LP), VRN, 3.05%, 5/1/66	6,560,000	6,551,689
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	4,871,000	4,844,923
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	4,850,427
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	146,941
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,273,702
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,075,212
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,228,562
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	997,203
San Mateo Union High School District GO, Capital Appreciation, VRN, 0.00%, 9/1/33	2,000,000	2,060,803
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,401,535
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,427,733
Santa Barbara Community College District GO, 6.00%, 8/1/41	1,000,000	1,165,131
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/29	1,515,000	1,609,611
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/31	845,000	892,999
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/33	840,000	883,928
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/35	2,035,000	2,130,293
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/38	1,000,000	1,037,678
Santa Clara County Financing Authority Rev., (County of Santa Clara), 4.00%, 11/1/49	6,460,000	6,031,603
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,009,109
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,230,029
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,732,528
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	850,000	851,915

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	$1,325,000	$1,327,431
South Bayside Waste Management Authority Rev., 5.00%, 9/1/29(AG), Prerefunded at 100% of Par(5)	80,000	85,197
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AG)	2,450,000	2,527,654
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,117,762
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,520,451
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,180,235
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,398,463
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	275,000	278,035
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	500,000	502,502
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	858,478
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	2,250,000	2,252,077
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/35	5,400,000	5,851,010
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	6,250,000	6,351,518
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	7,150,000	7,442,231
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,271,385
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,240,791
Southwestern Community College District GO, 5.00%, 8/1/38	1,500,000	1,676,134
Southwestern Community College District GO, 5.00%, 8/1/39	3,000,000	3,313,499
State of California GO, 5.00%, 9/1/28	10,000,000	10,473,663
State of California GO, 5.00%, 11/1/28	5,000,000	5,249,287
State of California GO, 4.00%, 8/1/31(3)	10,580,000	11,089,835
State of California GO, 5.00%, 9/1/31	3,685,000	4,039,829
State of California GO, 5.00%, 8/1/33(3)	3,000,000	3,354,330
State of California GO, 5.00%, 8/1/33	7,000,000	7,827,376
State of California GO, 4.00%, 8/1/34(3)	4,000,000	4,191,045
State of California GO, 4.00%, 3/1/36	700,000	724,716
State of California GO, 4.00%, 3/1/37	825,000	846,163
State of California GO, 4.00%, 3/1/37	10,100,000	10,216,388
State of California GO, 4.00%, 9/1/37	1,250,000	1,274,352
State of California GO, 4.00%, 3/1/38	1,000,000	1,015,769
State of California GO, 4.00%, 3/1/38	5,000,000	5,035,529
State of California GO, 5.00%, 9/1/39	5,000,000	5,374,607
State of California GO, 4.00%, 10/1/41	6,595,000	6,492,836
State of California GO, 5.00%, 3/1/42	1,000,000	1,068,725
State of California GO, 4.00%, 4/1/42	7,500,000	7,298,707
State of California GO, 4.00%, 9/1/42	1,000,000	972,687
State of California GO, 5.00%, 9/1/42	2,025,000	2,062,572
State of California GO, 5.00%, 9/1/42	4,000,000	4,236,272
State of California GO, 5.00%, 3/1/43	1,000,000	1,063,007
State of California GO, 5.25%, 8/1/44	2,510,000	2,696,826
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/30 (BAM)	1,000,000	1,047,283
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/31 (BAM)	1,000,000	1,045,163
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AG)	1,500,000	1,502,119
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AG)	1,800,000	1,802,376
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AG)	1,825,000	1,827,271
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AG)	1,000,000	1,001,045
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	1,110,000	1,235,305
Stockton Unified School District GO, 5.00%, 8/1/35 (AG)	2,375,000	2,643,108
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	850,000	938,521

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Stockton Unified School District GO, 5.00%, 8/1/36 (AG)	$1,325,000	$1,462,989
Stockton Unified School District GO, 5.00%, 8/1/39 (AG)	1,000,000	1,075,548
Stockton Unified School District GO, 5.00%, 8/1/40 (AG)	500,000	534,057
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	234,663
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	348,088
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	407,878
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	473,196
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	500,000	515,239
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AG)	1,155,000	1,187,998
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AG)	765,000	784,184
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AG)	750,000	767,349
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AG)	1,060,000	1,084,827
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AG)	1,130,000	1,181,496
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	305,000	311,545
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,287,042
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,305,142
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	732,485
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,457,078
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,186,506
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,341,268
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	830,467
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,483,169
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	767,631
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	1,025,000	1,060,799
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	831,714
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	305,119
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	303,430
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	709,348
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	320,463
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,004,822
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AG)	330,000	335,981
Tustin Financing Authority Special Tax, 5.00%, 9/1/28	325,000	339,940
Tustin Financing Authority Special Tax, 5.00%, 9/1/29	325,000	346,015
Tustin Financing Authority Special Tax, 5.00%, 9/1/30 (AG)	320,000	346,425
Tustin Financing Authority Special Tax, 5.00%, 9/1/31 (AG)	485,000	531,937
Tustin Financing Authority Special Tax, 5.00%, 9/1/32 (AG)	480,000	531,237
Tustin Financing Authority Special Tax, 5.00%, 9/1/33 (AG)	775,000	864,704

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Tustin Financing Authority Special Tax, 5.00%, 9/1/34 (AG)	$1,000,000	$1,118,827
Tustin Financing Authority Special Tax, 5.00%, 9/1/35 (AG)	700,000	785,101
University of California Rev., 5.00%, 11/15/28	10,000,000	10,536,933
University of California Rev., 5.00%, 5/15/29	4,000,000	4,255,177
University of California Rev., 5.00%, 5/15/29	14,500,000	15,425,016
University of California Rev., 5.00%, 5/15/30	7,610,000	8,220,131
University of California Rev., 5.00%, 5/15/37	10,500,000	11,523,379
University of California Rev., 5.25%, 5/15/37	5,000,000	5,642,384
University of California Rev., 5.25%, 5/15/40	1,500,000	1,700,812
University of California Rev., 5.00%, 11/15/41	2,000,000	2,144,663
University of California Rev., 5.00%, 5/15/42	2,500,000	2,597,667
University of California Rev., 5.00%, 5/15/42	7,500,000	7,924,761
University of California Rev., 5.50%, 5/15/43	2,250,000	2,508,754
University of California Rev., VRDN, 2.35%, 9/1/26	550,000	550,000
University of California Rev., VRDN, 2.35%, 9/1/26	6,880,000	6,880,000
University of California Rev., VRDN, 2.40%, 9/1/26	15,235,000	15,235,000
University of California College of the Law San Francisco Rev., 5.00%, 4/1/27 (AG), Prerefunded at 100% of Par(5)	1,045,000	1,059,534
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,544,598
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,502,586
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	980,329
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	275,000	272,890
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/45	810,000	797,268
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,660,092
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	163,684
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	216,447
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	321,717
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	531,903
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,268,126
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	884,692
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/40 (AG)	800,000	854,527
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/45 (AG)	2,250,000	2,354,467
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,082,758
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,438,500
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	1,967,541
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	3,801,183
William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	386,328
Windsor Joint Powers Financing Authority Rev., 5.00%, 11/1/56 (AG)	1,500,000	1,511,625
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	1,210,000	1,026,339
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,276,668
		2,257,351,828
Guam — 0.7%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	106,153
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	106,946
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	107,543
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	108,064
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	913,599
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/35	605,000	652,539
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/36	585,000	626,779
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/37	820,000	870,609

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

	Principal Amount/Shares	Value
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.00%, 7/1/38	$1,010,000	$1,062,928
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/39	1,000,000	1,058,132
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/40	1,105,000	1,156,888
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	555,000	575,383
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	450,591
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	305,347
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	309,504
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	417,087
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	157,476
Guam Power Authority Rev., 5.00%, 10/1/34	750,000	800,329
Guam Power Authority Rev., 5.00%, 10/1/40	3,525,000	3,533,905
Territory of Guam Rev., 5.00%, 1/1/30	850,000	893,360
Territory of Guam Rev., 5.00%, 1/1/31	875,000	928,236
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,336,193
		16,477,591
New Hampshire — 0.2%
New Hampshire Business Finance Authority Rev., VRN, 3.92%, 7/20/39	6,029,375	5,620,661
Puerto Rico — 0.7%
Municipality of San Juan Puerto Rico GO, 5.00%, 7/1/31	200,000	212,712
Municipality of San Juan Puerto Rico GO, 5.00%, 7/1/33	870,000	932,228
Municipality of San Juan Puerto Rico GO, 5.00%, 7/1/37	1,110,000	1,172,873
Municipality of San Juan Puerto Rico GO, 5.25%, 7/1/39	285,000	302,138
Municipality of San Juan Puerto Rico GO, 5.25%, 7/1/40	335,000	352,148
Municipality of San Juan Puerto Rico GO, 5.25%, 7/1/41	330,000	345,849
Municipality of San Juan Puerto Rico GO, 5.25%, 7/1/42	370,000	386,526
Municipality of San Juan Puerto Rico GO, 5.25%, 7/1/43	1,140,000	1,187,653
Municipality of San Juan Puerto Rico GO, 5.00%, 7/1/46	400,000	406,694
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,581,310	1,029,828
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	6,000,000	5,872,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,620,830
		14,822,396
TOTAL MUNICIPAL SECURITIES (Cost $2,310,026,907)		2,294,272,476
AFFILIATED FUNDS(8)— 0.4%
American Century California Municipal Bond ETF (Cost $10,360,308)	206,600	10,179,699
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Notes, 4.125%, 8/31/28 (Cost $5,677,066)	$5,700,000	5,676,732
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $2,326,064,281)		2,310,128,907
OTHER ASSETS AND LIABILITIES — (2.1)%		(47,850,879)
TOTAL NET ASSETS — 100.0%		$2,262,278,028

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CA MTG INS	–	California Mortgage Insurance Co.
COP	–	Certificates of Participation
FHA INS	–	Federal Housing Administration Insurance
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $86,312,982, which represented 3.8% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)Maturity is in default.
(7)Non-income producing.
(8)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended August 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,859	$4,293	—	$28	$10,180	207	—	$355
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Schedule of Investments - California Intermediate-Term Tax-Free Bond Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,294,272,476	—
Affiliated Funds	$10,179,699	—	—
U.S. Treasury Securities	—	5,676,732	—
	$10,179,699	$2,299,949,208	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$1,375

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$568

See Notes to Financial Statements.

Schedule of Investments - California Tax-Free Money Market Fund

AUGUST 31, 2026

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.5%
California — 98.5%
Anaheim Housing & Public Improvements Authority Rev., (City of Anaheim CA Water System Rev.), VRDN, 2.40%, 9/1/26 (LOC: Bank of America N.A.)	$260,000	$260,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: Bank of America N.A.)	500,000	500,000
Bay Area Toll Authority Rev., VRDN, 2.35%, 9/1/26 (LOC: TD Bank N.A.)	525,000	525,000
Bay Area Toll Authority Rev., VRDN, 1.90%, 9/7/26 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Berkeley Rev., 5.00%, 7/22/27	3,500,000	3,580,439
California Educational Facilities Authority Rev., (California Institute of Technology), VRDN, 1.58%, 9/7/26	25,000	25,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 2.27%, 9/7/26 (LOC: Bank of Stockton and FHLB)	1,395,000	1,395,000
California Health Facilities Financing Authority, 2.50%, 10/28/26	1,500,000	1,500,000
California Health Facilities Financing Authority, 2.48%, 11/3/26	1,000,000	1,000,000
California Health Facilities Financing Authority, 2.48%, 11/4/26	3,500,000	3,500,000
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), VRDN, 2.25%, 9/1/26 (LOC: Barclays Bank PLC)	200,000	200,000
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), VRDN, 1.95%, 9/7/26 (LOC: Bank of Montreal)	1,670,000	1,670,000
California Housing Finance Agency Rev., (5035 Coliseum Property LP), VRN, 2.95%, 2/1/56 (LOC: U.S. Treasury)	1,096,000	1,096,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 2.20%, 9/7/26 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,955,000	1,955,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 2.28%, 9/7/26 (LOC: Wells Fargo Bank N.A.)	350,000	350,000
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRN, 3.00%, 10/1/47	335,000	335,020
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 2.07%, 9/7/26 (LOC: Bank of the West and BMO Bank N.A.)	400,000	400,000
California Infrastructure & Economic Development Bank Rev., (Los Angeles Society for the Prevention of Cruelty to Animals), VRDN, 1.88%, 9/7/26 (LOC: Bank of New York Mellon)	920,000	920,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 2.28%, 9/7/26 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,850,000	1,850,000
California State University, 2.40%, 9/3/26	1,500,000	1,500,000
California State University, 2.41%, 9/9/26	1,340,000	1,340,000
California Statewide Communities Development Authority, 2.65%, 2/2/27	640,000	640,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 2.05%, 9/7/26 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 1.83%, 9/7/26 (LOC: East West Bank and FHLB)	5,000,000	5,000,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.90%, 9/7/26 (LOC: Wells Fargo Bank N.A.)	980,000	980,000
City & County of San Francisco, 2.50%, 11/4/26	2,500,000	2,500,000
Deutsche Bank Spears/Lifers Trust GO, VRDN, 2.90%, 9/1/26 (LIQ FAC: Deutsche Bank AG)(1)	800,000	800,000
Irvine Ranch Water District Special Assessment, VRDN, 1.90%, 9/7/26 (LOC: Sumitomo Mitsui Banking Corp.)	925,000	925,000
Irvine Ranch Water District Special Assessment, VRDN, 1.90%, 9/7/26 (LOC: Sumitomo Mitsui Banking Corp.)	2,000,000	2,000,000
Lake Elsinore Special Tax, (City of Lake Elsinore CA Community Facilities District No. 2016-2), 5.00%, 9/1/43 (LOC: U.S. Treasury)	2,475,000	2,524,500
Los Angeles County Capital Asset Leasing Corp., 2.42%, 10/5/26	1,500,000	1,500,000
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 2.33%, 9/7/26 (LOC: FHLB and East West Bank)	100,000	100,000
Metropolitan Water District of Southern California Rev., VRDN, 1.80%, 9/7/26 (SBBPA: Bank of America N.A.)	1,800,000	1,800,000
Metropolitan Water District of Southern California Rev., VRDN, 1.95%, 9/7/26 (SBBPA: Barclays Bank PLC)	500,000	500,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.46%, 10/5/26 (LOC: Mizuho Capital Markets LLC)(1)	3,120,000	3,120,000
Modesto Rev., (VO Associates A California LP), VRDN, 1.83%, 9/7/26 (LOC: FHLMC)(LIQ FAC: FHLMC)	3,000,000	3,000,000
Municipal Improvement Corp. of Los Angeles, 2.45%, 9/10/26	1,400,000	1,400,000
Municipal Improvement Corp. of Los Angeles, 2.45%, 10/7/26	1,500,000	1,500,000
Municipal Water District Of Orange County Water Facilities Corp. COP, VRDN, 1.93%, 9/7/26 (LOC: Bank of America N.A.)	865,000	865,000

Schedule of Investments - California Tax-Free Money Market Fund

	Principal Amount	Value
RBC Municipal Products, Inc. Trust GO, VRDN, 2.28%, 9/7/26 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	$2,000,000	$2,000,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.28%, 9/7/26 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,000,000	3,000,000
Riverside County Rev., 2.55%, 10/16/26	4,700,000	4,700,829
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 1.83%, 9/7/26 (LOC: FNMA)(LIQ FAC: FNMA)	1,145,000	1,145,000
San Diego County COP, VRDN, 1.83%, 9/7/26 (LOC: Northern Trust Company)	3,350,000	3,350,000
San Diego Housing Authority, Inc. Rev., (Park & Market Apartments Obligated Group), VRDN, 1.85%, 9/7/26 (LOC: Bank of America N.A.)	330,000	330,000
San Francisco City & County Public Utilities Commission Power Rev., 2.50%, 12/1/26	1,021,000	1,021,000
San Francisco City & County Public Utilities Commission Power Rev., 2.50%, 12/2/26	1,501,000	1,501,000
San Mateo Joint Powers Financing Authority Rev., (City of San Mateo CA), VRDN, 1.75%, 9/7/26 (LOC: Wells Fargo Bank N.A.)	1,615,000	1,615,000
Santa Barbara Unified School District Rev., 5.00%, 6/30/27	1,810,000	1,848,037
Santa Clara Valley Transportation Authority Rev., VRDN, 1.85%, 9/7/26 (LOC: Sumitomo Mitsui Banking Corp.)	2,645,000	2,645,000
Santa Clarita Valley Water Agency, 2.48%, 12/2/26	1,850,000	1,850,000
Southern California Public Power Authority Rev., (City of Anaheim Electric System), VRDN, 1.88%, 9/7/26 (LOC: Sumitomo Mitsui Banking Corp.)	805,000	805,000
State of California, 2.40%, 9/2/26	1,000,000	1,000,000
State of California, 2.45%, 10/7/26	1,000,000	1,000,000
State of California GO, 5.00%, 9/1/26	760,000	760,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.90%, 9/1/26 (LIQ FAC: Morgan Stanley Bank N.A.)(GA: Morgan Stanley)(1)	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.32%, 9/7/26 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,830,000	2,830,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 2.32%, 9/7/26 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	5,150,000	5,150,000
University of California, 2.45%, 9/3/26	3,000,000	3,000,000
University of California, 2.47%, 10/7/26	1,000,000	1,000,000
University of California, 2.47%, 10/14/26	1,000,000	1,000,000
University of California, 2.58%, 11/5/26	1,000,000	1,000,000
University of California Rev., VRDN, 2.35%, 9/1/26	1,300,000	1,300,000
University of California Rev., VRDN, 2.08%, 9/7/26	270,000	270,000
University of California Rev., VRDN, 2.08%, 9/7/26	4,000,000	4,000,000
Wells Fargo Stage Trust GO, VRDN, 2.18%, 9/7/26 (LIQ FAC: Wells Fargo Bank N.A.)(1)	1,500,000	1,500,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.90%, 9/7/26 (LOC: BMO Bank N.A.)	710,000	710,000
TOTAL INVESTMENT SECURITIES — 98.5%		108,686,825
OTHER ASSETS AND LIABILITIES — 1.5%		1,614,659
TOTAL NET ASSETS — 100.0%		$110,301,484

Schedule of Investments - California Tax-Free Money Market Fund

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,000,000, which represented 19.0% of total net assets.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Assets
Investment securities, at value	$1,630,253,665	$2,299,949,208
Investment securities - affiliated, at value	7,898,382	10,179,699
Cash	54,173	57,786
Receivable for investments sold	110,000	640,090
Receivable for capital shares sold	3,776,924	546,567
Interest receivable	24,726,547	25,791,878
	1,666,819,691	2,337,165,228

Liabilities
Payable for investments purchased	21,778,771	67,918,661
Payable for capital shares redeemed	4,259,217	5,473,306
Accrued management fees	539,004	585,409
Distribution and service fees payable	19,598	4,753
Dividends payable	464,962	905,071
	27,061,552	74,887,200

Net Assets	$1,639,758,139	$2,262,278,028

Net Assets Consist of:
Capital paid in	$1,820,942,035	$2,350,218,921
Distributable earnings (loss)	(181,183,896)	(87,940,893)
	$1,639,758,139	$2,262,278,028

Investment securities, at cost	$1,692,593,646	$2,315,703,973
Investment securities - affiliated, at cost	$8,122,137	$10,360,308

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
California High-Yield Municipal Fund
Investor Class	$729,136,182	77,012,576	$9.47
I Class	$839,531,959	88,724,319	$9.46
Y Class	$6,477,150	684,540	$9.46
A Class	$55,221,949	5,833,080	$9.47
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.92
C Class	$9,390,899	991,822	$9.47
California Intermediate-Term Tax-Free Bond Fund
Investor Class	$550,505,938	49,841,041	$11.05
I Class	$1,319,947,050	119,472,253	$11.05
Y Class	$375,111,431	33,951,077	$11.05
A Class	$14,774,517	1,336,919	$11.05
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$11.57
C Class	$1,939,092	175,389	$11.06
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
California Tax-Free Money Market Fund
Assets
Investment securities, at value	$108,686,825
Cash	8,148
Receivable for investments sold	50,000
Receivable for capital shares sold	1,048,315
Interest receivable	570,255
110,363,543

Liabilities
Payable for capital shares redeemed	15,084
Accrued management fees	44,253
Dividends payable	2,722
62,059

Net Assets	$110,301,484

Net Assets Consist of:
Capital paid in	$110,301,555
Distributable earnings (loss)	(71)
$110,301,484

Investment securities, at cost	$108,686,825

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
California Tax-Free Money Market Fund
Investor Class	$110,301,484	110,291,954	$1.00

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Investment Income (Loss)
Income:
Interest	$72,810,222	$76,452,522
Income distributions from affiliated funds	290,063	355,131
	73,100,285	76,807,653
Expenses:
Management fees	6,247,835	6,699,478
Distribution and service fees:
A Class	126,210	37,582
C Class	104,581	19,541
Trustees' fees and expenses	101,977	136,343
Other expenses	280	394
	6,580,883	6,893,338
Fees waived	(21,532)	(26,660)
	6,559,351	6,866,678

Net investment income (loss)	66,540,934	69,940,975

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,453,840)	(2,490,909)
Futures contract transactions	914	1,375
	(3,452,926)	(2,489,534)

Change in net unrealized appreciation (depreciation) on:
Investments	30,770,541	2,156,411
Investments in affiliated funds	85,168	28,205
Futures contracts	493	568
	30,856,202	2,185,184

Net realized and unrealized gain (loss)	27,403,276	(304,350)

Net Increase (Decrease) in Net Assets Resulting from Operations	$93,944,210	$69,636,625

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
California Tax-Free Money Market Fund
Investment Income (Loss)
Income:
Interest	$2,544,358

Expenses:
Management fees	540,452
Trustees' fees and expenses	6,980
547,432

Net investment income (loss)	1,996,926

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,996,926

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	California High-Yield Municipal Fund		California Intermediate-Term Tax-Free Bond Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$66,540,934	$63,188,667	$69,940,975	$63,044,114
Net realized gain (loss)	(3,452,926)	(21,162,067)	(2,489,534)	(9,251,320)
Change in net unrealized appreciation (depreciation)	30,856,202	(82,020,118)	2,185,184	(35,416,833)
Net increase (decrease) in net assets resulting from operations	93,944,210	(39,993,518)	69,636,625	18,375,961

Distributions to Shareholders
From earnings:
Investor Class	(29,086,102)	(28,600,508)	(17,718,000)	(17,499,999)
I Class	(34,206,912)	(31,286,041)	(39,567,132)	(33,276,864)
Y Class	(853,257)	(1,034,315)	(12,008,812)	(11,668,232)
A Class	(1,900,398)	(1,717,191)	(424,336)	(375,313)
C Class	(315,145)	(400,302)	(40,512)	(57,739)
Decrease in net assets from distributions	(66,361,814)	(63,038,357)	(69,758,792)	(62,878,147)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	71,834,661	88,885,183	271,748,926	1,919,258

Net increase (decrease) in net assets	99,417,057	(14,146,692)	271,626,759	(42,582,928)

Net Assets
Beginning of period	1,540,341,082	1,554,487,774	1,990,651,269	2,033,234,197
End of period	$1,639,758,139	$1,540,341,082	$2,262,278,028	$1,990,651,269

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	California Tax-Free Money Market Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,996,926	$2,450,483
Net realized gain (loss)	—	4,567
Net increase (decrease) in net assets resulting from operations	1,996,926	2,455,050

Distributions to Shareholders
From earnings:
Investor Class	(1,996,997)	(2,450,411)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,036,920)	2,342,653

Net increase (decrease) in net assets	(5,036,991)	2,347,292

Net Assets
Beginning of period	115,338,475	112,991,183
End of period	$110,301,484	$115,338,475

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

California High-Yield Municipal Fund	Investor, I, Y, A, C
California Intermediate-Term Tax-Free Bond Fund	Investor, I, Y, A, C
California Tax-Free Money Market Fund	Investor

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

Securities held in California Tax-Free Money Market Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended August 31, 2026 are as follows:

California High-Yield Municipal Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%	0.49%	$9,650
I Class		0.0500% to 0.1100%	0.29%	0.29%	$10,802
Y Class		0.0200% to 0.0800%	0.26%	0.26%	$270
A Class		0.2500% to 0.3100%	0.49%	0.49%	$671
C Class		0.2500% to 0.3100%	0.49%	0.49%	$139

California Intermediate-Term Tax-Free Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver	Management Fee Waived
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%	0.46%	$7,093
I Class		0.0500% to 0.1100%	0.26%	0.26%	$14,884
Y Class		0.0200% to 0.0800%	0.23%	0.23%	$4,474
A Class		0.2500% to 0.3100%	0.46%	0.46%	$185
C Class		0.2500% to 0.3100%	0.46%	0.46%	$24

California Tax-Free Money Market Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1570% to 0.2700%	0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2026 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.

During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
California High-Yield Municipal Fund	$53,415,000	$90,360,000	—
California Intermediate-Term Tax-Free Bond Fund	$91,405,000	$62,270,000	—
California Tax-Free Money Market Fund	$12,200,000	$4,295,000	—

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended August 31, 2026 were as follows:

	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund
Purchases	$701,649,621	$1,347,242,095
Sales	$619,881,713	$1,001,263,381

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
California High-Yield Municipal Fund
Investor Class
Sold	21,359,006	$205,942,852	22,024,693	$213,009,031
Issued in reinvestment of distributions	2,785,159	26,838,133	2,751,641	26,434,944
Redeemed	(22,996,649)	(221,714,124)	(23,017,929)	(219,990,839)
	1,147,516	11,066,861	1,758,405	19,453,136
I Class
Sold	34,890,962	335,807,199	42,342,129	406,890,540
Issued in reinvestment of distributions	3,294,970	31,729,738	3,020,410	29,008,270
Redeemed	(30,485,168)	(293,065,792)	(37,524,529)	(357,162,609)
	7,700,764	74,471,145	7,838,010	78,736,201
Y Class
Sold	220,336	2,118,037	326,990	3,141,473
Issued in reinvestment of distributions	83,117	801,938	102,706	987,390
Redeemed	(2,223,132)	(21,398,921)	(1,324,624)	(13,071,348)
	(1,919,679)	(18,478,946)	(894,928)	(8,942,485)
A Class
Sold	2,442,890	23,545,516	1,233,343	11,843,176
Issued in reinvestment of distributions	145,596	1,403,015	140,935	1,353,853
Redeemed	(1,808,567)	(17,444,451)	(1,059,786)	(10,102,665)
	779,919	7,504,080	314,492	3,094,364
C Class
Sold	141,566	1,366,572	293,624	2,875,290
Issued in reinvestment of distributions	30,749	296,371	40,782	392,912
Redeemed	(455,418)	(4,391,422)	(692,331)	(6,724,235)
	(283,103)	(2,728,479)	(357,925)	(3,456,033)
Net increase (decrease)	7,425,417	$71,834,661	8,658,054	$88,885,183

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
California Intermediate-Term Tax-Free Bond Fund
Investor Class
Sold	6,393,746	$71,998,983	9,505,499	$105,393,669
Issued in reinvestment of distributions	1,417,344	15,932,831	1,407,670	15,636,157
Redeemed	(10,152,545)	(114,056,833)	(12,480,287)	(138,381,050)
	(2,341,455)	(26,125,019)	(1,567,118)	(17,351,224)
I Class
Sold	37,895,470	425,400,722	42,183,572	466,053,806
Issued in reinvestment of distributions	3,514,511	39,500,110	2,945,172	32,715,248
Redeemed	(18,199,359)	(204,403,296)	(46,765,783)	(517,742,663)
	23,210,622	260,497,536	(1,637,039)	(18,973,609)
Y Class
Sold	9,663,695	108,656,238	18,857,783	210,036,142
Issued in reinvestment of distributions	252,140	2,834,590	325,391	3,620,101
Redeemed	(6,530,342)	(73,511,304)	(15,867,464)	(175,478,813)
	3,385,493	37,979,524	3,315,710	38,177,430
A Class
Sold	202,297	2,283,224	562,696	6,199,550
Issued in reinvestment of distributions	36,224	407,310	31,841	353,866
Redeemed	(242,175)	(2,722,265)	(567,929)	(6,286,762)
	(3,654)	(31,731)	26,608	266,654
C Class
Sold	13,976	156,250	64,610	732,039
Issued in reinvestment of distributions	3,600	40,512	5,181	57,592
Redeemed	(68,737)	(768,146)	(89,436)	(989,624)
	(51,161)	(571,384)	(19,645)	(199,993)
Net increase (decrease)	24,199,845	$271,748,926	118,516	$1,919,258

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
California Tax-Free Money Market Fund
Investor Class
Sold	44,379,053	$44,379,053	49,041,645	$49,041,645
Issued in reinvestment of distributions	1,918,760	1,918,760	2,380,984	2,380,984
Redeemed	(51,334,733)	(51,334,733)	(49,079,976)	(49,079,976)
Net increase (decrease)	(5,036,920)	$(5,036,920)	2,342,653	$2,342,653

6. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

7. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California High-Yield Municipal Fund	$70,465,078	$18,163,266
California Intermediate-Term Tax-Free Bond Fund	$95,899,219	$24,674,625

8. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Exempt Income	Long-term Capital Gains	Exempt Income	Long-term Capital Gains
California High-Yield Municipal Fund	$66,361,814	—	$63,038,357	—
California Intermediate-Term Tax-Free Bond Fund	$69,758,792	—	$62,878,147	—
California Tax-Free Money Market Fund	$1,996,997	—	$2,450,411	$—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	California High-Yield Municipal Fund	California Intermediate-Term Tax-Free Bond Fund	California Tax-Free Money Market Fund
Federal tax cost of investments	$1,701,100,787	$2,326,077,312	$108,686,825
Gross tax appreciation of investments	$14,543,042	$16,836,624	—
Gross tax depreciation of investments	(77,491,782)	(32,785,029)	—
Net tax appreciation (depreciation) of investments	$(62,948,740)	$(15,948,405)	—
Other book-to-tax adjustments	—	—	$(71)
Undistributed exempt income	$234,123	$111,383	—
Accumulated short-term capital losses	$(56,823,404)	$(31,602,858)	—
Accumulated long-term capital losses	$(61,645,875)	$(40,501,013)	—

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and income from defaulted securities.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California High-Yield Municipal Fund
Investor Class
2026	$9.29	0.39	0.18	0.57	(0.39)	$9.47	6.11%	0.49%	0.49%	4.03%	4.03%	39%	$729,136
2025	$9.89	0.37	(0.60)	(0.23)	(0.37)	$9.29	(2.48)%	0.49%	0.49%	3.86%	3.86%	64%	$704,914
2024	$9.46	0.37	0.43	0.80	(0.37)	$9.89	8.75%	0.50%	0.50%	3.84%	3.84%	56%	$733,179
2023	$9.79	0.35	(0.33)	0.02	(0.35)	$9.46	0.25%	0.50%	0.50%	3.67%	3.67%	73%	$668,857
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	0.49%	2.96%	2.96%	73%	$744,087
I Class
2026	$9.29	0.41	0.17	0.58	(0.41)	$9.46	6.21%	0.29%	0.29%	4.23%	4.23%	39%	$839,532
2025	$9.89	0.39	(0.60)	(0.21)	(0.39)	$9.29	(2.18)%	0.29%	0.29%	4.06%	4.06%	64%	$752,435
2024	$9.45	0.39	0.44	0.83	(0.39)	$9.89	8.97%	0.30%	0.30%	4.04%	4.04%	56%	$723,661
2023	$9.78	0.37	(0.33)	0.04	(0.37)	$9.45	0.44%	0.30%	0.30%	3.87%	3.87%	73%	$632,307
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	0.29%	3.16%	3.16%	73%	$666,056
Y Class
2026	$9.29	0.41	0.17	0.58	(0.41)	$9.46	6.25%	0.26%	0.26%	4.26%	4.26%	39%	$6,477
2025	$9.89	0.39	(0.60)	(0.21)	(0.39)	$9.29	(2.15)%	0.26%	0.26%	4.09%	4.09%	64%	$24,191
2024	$9.46	0.39	0.43	0.82	(0.39)	$9.89	8.89%	0.27%	0.27%	4.07%	4.07%	56%	$34,608
2023	$9.78	0.37	(0.32)	0.05	(0.37)	$9.46	0.58%	0.27%	0.27%	3.90%	3.90%	73%	$4,108
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	0.26%	3.19%	3.19%	73%	$3,993
A Class
2026	$9.29	0.36	0.18	0.54	(0.36)	$9.47	5.85%	0.74%	0.74%	3.78%	3.78%	39%	$55,222
2025	$9.89	0.35	(0.60)	(0.25)	(0.35)	$9.29	(2.72)%	0.74%	0.74%	3.61%	3.61%	64%	$46,953
2024	$9.46	0.35	0.43	0.78	(0.35)	$9.89	8.48%	0.75%	0.75%	3.59%	3.59%	56%	$46,883
2023	$9.79	0.33	(0.33)	—	(0.33)	$9.46	0.00%	0.75%	0.75%	3.42%	3.42%	73%	$50,999
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	0.74%	2.71%	2.71%	73%	$59,508
C Class
2026	$9.29	0.29	0.18	0.47	(0.29)	$9.47	5.06%	1.49%	1.49%	3.03%	3.03%	39%	$9,391
2025	$9.89	0.27	(0.60)	(0.33)	(0.27)	$9.29	(3.44)%	1.49%	1.49%	2.86%	2.86%	64%	$11,848
2024	$9.46	0.27	0.43	0.70	(0.27)	$9.89	7.67%	1.50%	1.50%	2.84%	2.84%	56%	$16,157
2023	$9.79	0.26	(0.33)	(0.07)	(0.26)	$9.46	(0.75)%	1.50%	1.50%	2.67%	2.67%	73%	$15,412
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.49%	1.96%	1.96%	73%	$16,564

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
California Intermediate-Term Tax-Free Bond Fund
Investor Class
2026	$11.02	0.35	0.03	0.38	(0.35)	—	(0.35)	$11.05	3.41%	0.46%	0.46%	3.08%	3.08%	46%	$550,506
2025	$11.27	0.33	(0.25)	0.08	(0.33)	—	(0.33)	$11.02	0.73%	0.46%	0.46%	2.98%	2.98%	61%	$575,139
2024	$11.01	0.30	0.28	0.58	(0.32)	—	(0.32)	$11.27	5.38%	0.47%	0.47%	2.72%	2.72%	64%	$605,505
2023	$11.14	0.29	(0.13)	0.16	(0.29)	—	(0.29)	$11.01	1.46%	0.47%	0.47%	2.62%	2.62%	79%	$672,918
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	0.46%	2.00%	2.00%	69%	$757,454
I Class
2026	$11.02	0.37	0.03	0.40	(0.37)	—	(0.37)	$11.05	3.52%	0.26%	0.26%	3.28%	3.28%	46%	$1,319,947
2025	$11.27	0.35	(0.25)	0.10	(0.35)	—	(0.35)	$11.02	1.02%	0.26%	0.26%	3.18%	3.18%	61%	$1,061,247
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.59%	0.27%	0.27%	2.92%	2.92%	64%	$1,103,078
2023	$11.15	0.31	(0.14)	0.17	(0.31)	—	(0.31)	$11.01	1.57%	0.27%	0.27%	2.82%	2.82%	79%	$1,005,299
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	0.26%	2.20%	2.20%	69%	$1,028,424
Y Class
2026	$11.02	0.37	0.03	0.40	(0.37)	—	(0.37)	$11.05	3.55%	0.23%	0.23%	3.31%	3.31%	46%	$375,111
2025	$11.27	0.36	(0.25)	0.11	(0.36)	—	(0.36)	$11.02	1.05%	0.23%	0.23%	3.21%	3.21%	61%	$336,982
2024	$11.01	0.33	0.28	0.61	(0.35)	—	(0.35)	$11.27	5.63%	0.24%	0.24%	2.95%	2.95%	64%	$307,065
2023	$11.15	0.32	(0.14)	0.18	(0.32)	—	(0.32)	$11.01	1.60%	0.24%	0.24%	2.85%	2.85%	79%	$331,733
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	0.23%	2.23%	2.23%	69%	$252,327
A Class
2026	$11.03	0.32	0.02	0.34	(0.32)	—	(0.32)	$11.05	3.05%	0.71%	0.71%	2.83%	2.83%	46%	$14,775
2025	$11.27	0.30	(0.24)	0.06	(0.30)	—	(0.30)	$11.03	0.57%	0.71%	0.71%	2.73%	2.73%	61%	$14,784
2024	$11.01	0.28	0.28	0.56	(0.30)	—	(0.30)	$11.27	5.12%	0.72%	0.72%	2.47%	2.47%	64%	$14,811
2023	$11.15	0.26	(0.14)	0.12	(0.26)	—	(0.26)	$11.01	1.12%	0.72%	0.72%	2.37%	2.37%	79%	$15,071
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	0.71%	1.75%	1.75%	69%	$16,499
C Class
2026	$11.03	0.23	0.03	0.26	(0.23)	—	(0.23)	$11.06	2.38%	1.46%	1.46%	2.08%	2.08%	46%	$1,939
2025	$11.27	0.22	(0.24)	(0.02)	(0.22)	—	(0.22)	$11.03	(0.27)%	1.46%	1.46%	1.98%	1.98%	61%	$2,499
2024	$11.02	0.19	0.27	0.46	(0.21)	—	(0.21)	$11.27	4.33%	1.47%	1.47%	1.72%	1.72%	64%	$2,776
2023	$11.15	0.18	(0.13)	0.05	(0.18)	—	(0.18)	$11.02	0.45%	1.47%	1.47%	1.62%	1.62%	79%	$4,270
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.46%	1.00%	1.00%	69%	$4,631

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
California Tax-Free Money Market Fund
Investor Class
2026	$1.00	0.02	—	0.02	(0.02)	$1.00	1.81%	0.49%	0.49%	1.80%	1.80%	$110,301
2025	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.18%	0.49%	0.49%	2.16%	2.16%	$115,338
2024	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	2.81%	0.50%	0.50%	2.77%	2.77%	$112,991
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.21%	0.50%	0.50%	2.18%	2.18%	$119,879
2022	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century California Tax-Free and Municipal Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century Tax-Free and Municipal Funds (the “Funds”) comprising the California High-Yield Municipal Fund, California Intermediate-Term Tax-Free Bond Fund, and California Tax-Free Money Market Fund, including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Century Tax-Free and Municipal Funds as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 5, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Funds’ management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Funds.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning shares of the Funds compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral or “fall-out” benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, a Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, many other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by such other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating each Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratio of peer funds. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to the Funds’ Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

California High-Yield Municipal Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense group.

California Intermediate-Term Tax-Free Bond Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.

California Tax-Free Money Market Fund - The Fund’s performance was at its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund's peer expense universe.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Exempt Interest Dividends
California High-Yield Municipal Fund	$66,308,815
California Intermediate-Term Tax-Free Bond Fund	$69,777,738
California Tax-Free Money Market Fund	$1,994,393

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 2610

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 29, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2026